BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

ARTICLES OF AMENDMENT

AMENDING AND RESTATING THE ARTICLES SUPPLEMENTARY

ESTABLISHING AND FIXING THE
RIGHTS AND PREFERENCES OF
VARIABLE RATE DEMAND PREFERRED SHARES

31468128.1

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31468128.1

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

ARTICLES OF AMENDMENT

AMENDING AND RESTATING THE ARTICLES SUPPLEMENTARY

ESTABLISHING AND FIXING THE
RIGHTS AND PREFERENCES OF
VARIABLE RATE DEMAND PREFERRED SHARES

BlackRock MuniYield California Fund, Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of the State of Maryland that:

FIRST: The Corporation desires to amend its charter by amending and restating the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as May 17, 2011, as previously amended by Articles of Amendment, dated as of June 20, 2012, and Articles of Amendment, dated as of April 23, 2013 (collectively, the “Original Articles Supplementary”, and as hereinafter amended and restated, the “Articles Supplementary”).

SECOND: Pursuant to Section 2-604 of the Maryland General Corporation Law, the following provisions are all the provisions of the Articles Supplementary of the Corporation currently in effect:

EXPLANATORY STATEMENT

A.                 Pursuant to authority expressly vested in the Board of Directors of the Corporation by Article IV of the Corporation’s Charter, the Board of Directors has, by resolution duly adopted on April 14, 2011, reclassified 1,059 authorized and unissued shares of common stock of the Corporation as shares of preferred stock of the Corporation, par value $0.10 per share, as Variable Rate Demand Preferred Shares (“VRDP Shares”).  The Variable Rate Demand Preferred Shares may be issued in one or more series, as designated and authorized by the Board of Directors or a duly authorized committee thereof from time to time (each series of VRDP Shares that may be authorized and issued, a “Series”).

B.                 The preferences (including liquidation preference), voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of the shares of each Series of VRDP Shares were initially designated in the Original Articles Supplementary.

C.                 The Board of Directors of the Corporation has by resolution authorized the amendment and restatement of the Original Articles Supplementary effective as of the Effective Date.

D.                 The Holders of the Series W-7 VRDP Shares have consented to these Articles Supplementary.

E.                  The preferences (including liquidation preference), voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of the shares of each Series of VRDP Shares are as follows or as set forth in an amendment to these Articles Supplementary or otherwise in the Charter (each such Series being referred to herein as a “Series of VRDP Shares”).

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DESIGNATION

Series W-7: A series of 1,059 shares of preferred stock, par value $0.10 per share, liquidation preference $100,000 per share, is hereby authorized and designated “Series W-7 Variable Rate Demand Preferred Shares,” also referred to herein as “Series W-7 VRDP Shares.” Each Series W-7 VRDP Share shall be issued on a date determined by the Board of Directors of the Corporation or pursuant to their delegated authority; have an Applicable Rate equal to the sum of 0.20% per annum plus the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index, published at 3:00 p.m., New York City time, on Wednesday, May 18, 2011, or 0.41% per annum, if the SIFMA Municipal Swap Index is not so published for the Initial Rate Period from, and including, the Date of Original Issue to, and including, May 25, 2011 and an initial Dividend Payment Date of June 1, 2011; and have such other preferences, voting powers, limitations as to dividends, qualifications and terms and conditions of redemption, in addition to those required by applicable law or as set forth in the Charter, as set forth in Part I and II of these Articles Supplementary.  The Series W-7 VRDP Shares shall constitute a separate series of preferred stock of the Corporation and each Series W-7 VRDP Share shall be identical.  Except as otherwise provided with respect to any additional Series of VRDP Shares, the terms and conditions of these Articles Supplementary apply to each Series of VRDP Shares.

DEFINITIONS

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“1940 Act” means the Investment Company Act of 1940, as amended.

“Agent Member” means a Person with an account at the Securities Depository that holds one or more shares of a Series of VRDP Shares through the Securities Depository, directly or indirectly, for a Beneficial Owner and that will be authorized and instructed, directly or indirectly, by a Beneficial Owner to disclose information to the Remarketing Agent and the Tender and Paying Agent with respect to such Beneficial Owner.

“Alternate VRDP Shares Purchase Agreement” means any agreement with a successor liquidity provider replacing the VRDP Shares Purchase Agreement (or any replacement therefor) upon its termination in  accordance with its terms and containing a Purchase Obligation substantially similar to the Purchase Obligation therein as determined by the Corporation.

“Applicable Base Rate” means (i) with respect to a Rate Period of fewer than 49 days, the greater of (a) the SIFMA Municipal Swap Index or (b) the LIBOR Rate, and (ii) with respect to a Rate Period of 49 or more days, the LIBOR Rate.

“Applicable Percentage” shall have the meaning set forth in the definition of the Maximum Rate.

“Applicable Rate” means the dividend rate per annum on any share of a Series of VRDP Shares for a Rate Period determined as set forth in paragraph (e)(i) of Section 2 of Part I of these Articles Supplementary or in the definition of “Maximum Rate,” as applicable.

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“Applicable Rate Determination” means each periodic operation of the process of determining the Applicable Rate for the shares of a Series of VRDP Shares for a Subsequent Rate Period, as provided in the VRDP Shares Remarketing Agreement and Part II of these Articles Supplementary.

“Applicable Spread” means, in connection with the Maximum Rate for any Rate Period (and subject to adjustment as described in the definition of Maximum Rate) (i) when there is not a Failed Remarketing Condition, 200 basis points (2.00%), and (ii) while a Failed Remarketing Condition has occurred or is continuing, 200 basis points (2.00%) (up to 59 days of a continued Failed Remarketing Condition), 225 basis points (2.25%) (sixty (60) days but fewer than ninety (90) days of a continued Failed Remarketing Condition), 250 basis points (2.50%) (ninety (90) days but fewer than 120 days of a continued Failed Remarketing Condition), 275 basis points (2.75%) (120 days but fewer than 150 days of a continued Failed Remarketing Condition), 300 basis points (3.00%) (150 days but fewer than 180 days of a continued Failed Remarketing Condition), and 400 basis points (4.00%) (180 days or more of a continued Failed Remarketing Condition), provided that, if at any time when the Applicable Spread is 225 basis points (2.25%), 250 basis points (2.50%), 275 basis points (2.75%), 300 basis points (3.00%) or 400 basis points (4.00%) and the Failed Remarketing Condition no longer exists due to the successful remarketing of all Purchased VRDP Shares, then such Applicable Spread of 225 basis points (2.25%), 250 basis points (2.50%), 275 basis points (2.75%), 300 basis points (3.00%) or 400 basis points (4.00%) will continue to be the Applicable Spread in connection with determining the Maximum Rate in effect for each Rate Period commencing with the first Subsequent Rate Period after the Failed Remarketing Condition no longer exists through and including the first Subsequent Rate Period ending on or after the 45th day after the day the Failed Remarketing Condition no longer exists, provided, further, that (i) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 225 basis points (2.25%), the date such new Failed Remarketing Condition occurs will be deemed to be the 60th day of a continued Failed Remarketing Condition, (ii) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 250 basis points (2.50%), the date such new Failed Remarketing Condition occurs will be deemed to be the 90th day of a continued Failed Remarketing Condition, (iii) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 275 basis points (2.75%), the date such new Failed Remarketing Condition occurs will be deemed to be the 120th day of a continued Failed Remarketing Condition, (iv) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 300 basis points (3.00%), the date such new Failed Remarketing Condition occurs will be deemed to be the 150th day of a continued Failed Remarketing Condition and (v) if a new Failed Remarketing Condition occurs prior to the end of such period and the Applicable Spread is then 400 basis points (4.00%), the date such new Failed Remarketing Condition occurs will be deemed to be the 180th day of a continued Failed Remarketing Condition, in each case, solely for purposes of determining the Applicable Spread.

“Articles Supplementary” means these Articles of Amendment Amending and Restating the Articles Supplementary Establishing and Fixing the Rights and Preferences of VRDP Shares.

“Beneficial Owner” means a Person in whose name shares of a Series of VRDP Shares are recorded as beneficial owner of such shares of a Series of VRDP Shares by the Securities Depository, an Agent Member or other securities intermediary on the records of such Securities Depository, Agent Member or securities intermediary, as the case may be, or such Person’s subrogee, including the Liquidity Provider to the extent it is at any time such a beneficial owner of shares of a Series of VRDP Shares (irrespective of any assignment or transfer by the Liquidity Provider of its voting rights).

“Board of Directors” means the Board of Directors of the Corporation or any duly authorized committee thereof.

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“Business Day” means a day other than a day (a) on which commercial banks in The City of New York, New York are required or authorized by law or executive order to close or (b) on which the New York Stock Exchange is closed.

“Charter” means the Articles of Incorporation of the Corporation, as amended and supplemented (including these Articles Supplementary), on file in the State Department of Assessments and Taxation of the State of Maryland.

“Code” means the Internal Revenue Code of 1986, as amended.

“Common Shares” means the shares of common stock, par value $0.10 per share, of the Corporation.

“Cure Date” means the VRDP Shares Basic Maintenance Cure Date or the Minimum VRDP Shares Asset Coverage Cure Date, as the case may be.

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Corporation as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Custodian.

“Date of Original Issue,” with respect to shares of a Series of VRDP Shares, means the date on which the Corporation initially issued such VRDP Shares.

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(1)        cash or any cash equivalent;

(2)        any U.S. Government Security;

(3)        any Municipal Obligation that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to Municipal Obligations with substantially similar terms as of the date of these Articles Supplementary (or such rating’s future equivalent), including (A) any such Municipal Obligation that has been pre-refunded by the issuer thereof with the proceeds of such refunding having been irrevocably deposited in trust or escrow for the repayment thereof and (B) any such fixed or variable rate Municipal Obligation that qualifies as an eligible security under Rule 2a-7 under the 1940 Act;

(4)        any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12dl-l(b)(2) under the 1940 Act, that invests principally in Municipal Obligations or U.S. Government Securities or any combination thereof; or

(5)        any letter of credit from a bank or other financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of similar banks or other financial institutions as of the date of these Articles Supplementary (or such rating’s future equivalent).

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“Discounted Value,” as of any Valuation Date, shall have the meaning set forth in the Rating Agency Guidelines.

“Dividend Payment Date,” except as otherwise provided in paragraph (d) of Section 2 of Part I of these Articles Supplementary, means the date that is the first (1st) Business Day of each calendar month.

“Dividend Period,” with respect to shares of a Series of VRDP Shares, means the period from, and including, the Date of Original Issue of shares of such Series to, but excluding, the initial Dividend Payment Date for shares of such Series and any period thereafter from, and including, one Dividend Payment Date for shares of such Series to, but excluding, the next succeeding Dividend Payment Date for shares of such Series.

“Effective Date” means June 19, 2019.

“Effective Leverage Ratio” has the meaning set forth in the Fee Agreement.

“Effective Leverage Ratio Cure Period” has the meaning set forth in the Fee Agreement.

“Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between the relevant two (2) parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Tender and Paying Agent, shall be sent by such means as set forth in Section 7.02 of the Tender and Paying Agent Agreement or as specified in the related notice.

“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended.

“Extraordinary Corporate Event” means as to the Liquidity Provider, (i) the consolidation or amalgamation with, or merger with and into, or the transfer of all or substantially all of the Liquidity Provider’s assets to, another entity, or (ii) the dissolution, for any reason, of the Liquidity Provider other than in connection with the consolidation or amalgamation with, or merger with and into another entity, or the transfer of all or substantially all of the Liquidity Provider’s assets to another entity; provided, however, that with respect to (i) above, an Extraordinary Corporate Event does not include any of the listed occurrences where (x) the surviving entity, or transferee of all or substantially all of the Liquidity Provider’s assets, (a) assumes all of the obligations of the Liquidity Provider under the terms of the VRDP Shares Purchase Agreement and (b) has short-term debt ratings in one of the two highest ratings categories from the Requisite NRSROs and (y) the Liquidity Provider has provided notice in writing to the Corporation confirming the information described in (x) at least ten (10) days prior to the scheduled date of the applicable listed occurrence in (i) above.

“Failed Remarketing Condition” means a Failed Remarketing Condition-Purchased VRDP Shares or a Failed Remarketing Condition-Unpurchased VRDP Shares.

“Failed Remarketing Condition-Purchased VRDP Shares” means that the Liquidity Provider acquires and continues to be the beneficial owner for federal income tax purposes of any shares of a Series of VRDP Shares in connection with purchases made pursuant to the Purchase Obligation (whether as a result of an unsuccessful Remarketing or a Mandatory Purchase) on any Purchase Date, including shares of a Series of VRDP Shares that the Liquidity Provider continues to be the beneficial owner of for federal income tax purposes after the expiration or termination of the VRDP Shares Purchase Agreement.

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“Failed Remarketing Condition-Purchased VRDP Shares Redemption” means redemption by the Corporation, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, the date fixed by the Board of Directors for redemption, of shares of a Series of VRDP Shares that the Liquidity Provider shall have acquired pursuant to the Purchase Obligation and continued to be the beneficial owner of for federal income tax purposes for a continuous period of six (6) months during which such VRDP Shares are tendered for Remarketing on each Business Day in accordance with the Related Documents but cannot be successfully remarketed pursuant to such Remarketings (i.e., a Failed Remarketing Condition-Purchased VRDP Shares shall have occurred and be continuing for such period of time with respect to such VRDP Shares), determined by the Corporation on a first-in, first-out basis, in accordance with and subject to the provisions of the Fee Agreement and these Articles Supplementary.

“Failed Remarketing Condition-Unpurchased VRDP Shares” means that a Beneficial Owner (other than the Liquidity Provider or its affiliates) continues to hold shares of a Series of VRDP Shares, that were subject to a Tender in accordance with the VRDP Shares Purchase Agreement, after any Purchase Date as a result of the failure by the Liquidity Provider for any reason to purchase such VRDP Shares pursuant to the Purchase Obligation (whether as a result of an unsuccessful Remarketing or a Mandatory Purchase) (“Unpurchased VRDP Shares”), until such time as all Outstanding Unpurchased VRDP Shares are (i) successfully remarketed pursuant to a Remarketing, (ii) purchased by the Liquidity Provider pursuant to the Purchase Obligation, or (iii) if not successfully remarketed pursuant to a Remarketing or purchased by the Liquidity Provider pursuant to the Purchase Obligation, the subject of a validly tendered Notice of Revocation (or any combination of the foregoing); and any Unpurchased VRDP Shares shall be deemed tendered for Remarketing until the earliest to occur of the foregoing events (i), (ii) or (iii) with respect to such Unpurchased VRDP Shares.

“Failure to Deposit” means, with respect to shares of a Series of VRDP Shares, a failure by the Corporation to pay to the Tender and Paying Agent, not later than 12:00 noon, New York City time, (A) on the Business Day immediately preceding any Dividend Payment Date for shares of such Series, in funds available on such Dividend Payment Date in The City of New York, New York, the full amount of any dividend (whether or not earned or declared) to be paid on such Dividend Payment Date on any share of such Series or (B) on the Business Day immediately preceding any redemption date in funds available on such redemption date for shares of such Series in The City of New York, New York, the Redemption Price to be paid on such redemption date for any share of such Series after Notice of Redemption is provided pursuant to paragraph (c) of Section 10 of Part I of these Articles Supplementary; provided, however, that the foregoing clause (B) shall not apply to the Corporation’s failure to pay the Redemption Price in respect of shares of a Series of VRDP Shares when the related Notice of Redemption provides that redemption of such shares is subject to one or more conditions precedent and any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption.

“Fee Agreement” means the VRDP Shares Fee Agreement, dated as of June 19, 2019, between the Corporation and the Liquidity Provider, as amended, modified or supplemented from time to time or any similar agreement with a successor Liquidity Provider.

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“Final Notice of Purchase” means, in connection with an Optional Tender or a Mandatory Tender, a Notice of Purchase delivered by the Tender and Paying Agent to the Liquidity Provider (or directly to the Liquidity Provider by Beneficial Owners or their Agent Members, in the case of an Optional Tender, or Holders, in the case of a Mandatory Tender, if there is no Tender and Paying Agent or for any reason the Tender and Paying Agent does not perform its obligations) on the Purchase Date indicating the number of shares of a Series of VRDP Shares to be purchased on such date pursuant to the Purchase Obligation, or, in connection with a Mandatory Purchase, the Mandatory Purchase Notice delivered by the Corporation or the Tender and Paying Agent on behalf of the Corporation.

“Fitch” means Fitch Ratings.

 “Fitch Eligible Assets” means assets of the Corporation set forth in the Fitch Guidelines as eligible for inclusion in calculating the Discounted Value of the Corporation’s assets in connection with Fitch ratings of shares of a Series of VRDP Shares at the request of the Corporation.

“Fitch Guidelines” means the guidelines applicable to Fitch’s current ratings of the VRDP Shares, provided by Fitch in connection with Fitch’s ratings of shares of a Series of VRDP Shares at the request of the Corporation (a copy of which is available on request to the Corporation), in effect on the date hereof and as may be amended from time to time, provided, however, that any such amendment will not be effective for thirty (30) days from the date that Fitch provides final notice of such amendment to the Corporation.

“Fitch Provisions” means Sections 7, 8(c)(B) and 9 of Part I of these Articles Supplementary with respect to Fitch, and any other provisions hereof with respect to Fitch’s ratings of shares of a Series of VRDP Shares at the request of the Corporation, including any provisions with respect to obtaining and maintaining a rating on VRDP Shares from Fitch.  The Corporation is required to comply with the Fitch Provisions only if Fitch is then rating shares of a Series of VRDP Shares at the request of the Corporation.

“Gross-up Payment” means payment to a Beneficial Owner of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such Beneficial Owner to which such Gross-up Payment relates, would cause such Beneficial Owner’s dividends in dollars (after regular federal income tax consequences) from the aggregate of such Taxable Allocations and the related Gross-up Payment to be equal to the dollar amount of the dividends which would have been received by such Beneficial Owner if the amount of such aggregate Taxable Allocations would have been excludable from the gross income of such Beneficial Owner.  Such Gross-up Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Beneficial Owner of shares of a Series of VRDP Shares is subject to the federal alternative minimum tax with respect to dividends received from the Corporation; (iii) assuming that each Taxable Allocation and each Gross-up Payment (except to the extent such Gross-up Payment is designated as an exempt-interest dividend under Section 852(b)(5) of the Code or successor provisions) would be taxable in the hands of each Beneficial Owner of shares of a Series of VRDP Shares at the maximum marginal combined regular federal and California individual income tax rate applicable to ordinary income or net capital gains (taking into account the federal income tax deductibility of state taxes paid or incurred), as applicable, or the maximum marginal combined regular federal and California corporate income tax rate applicable to ordinary income or net capital gains (taking into account the federal income tax deductibility of state taxes paid or incurred), as applicable, whichever is greater, in effect at the time such Gross-up Payment is made; and (iv) assuming that each Taxable Allocation and each Gross-up Payment would not be subject to the tax imposed by Section 1411 of the Code or any similar Medicare or other surtax.

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“Holder” means a Person in whose name a share of a Series of VRDP Shares is registered in the registration books of the Corporation maintained by the Tender and Paying Agent.

“Initial Rate Period,” with respect to Series W-7 VRDP Shares, means the period commencing on and including the Date of Original Issue thereof and ending on, and including, May 25, 2011, the next succeeding Wednesday, as set forth under “Designation” above.

“Investment Adviser” means BlackRock Advisors, LLC, or any successor company or entity.

“Late Charge” shall have the meaning specified in paragraph (e)(i)(C) of Section 2 of Part I of these Articles Supplementary.

“LIBOR Dealer” means such LIBOR dealer or dealers as the Corporation from time to time may appoint or in lieu of any thereof, their respective affiliates and successors.

“LIBOR Rate” means, on any Rate Determination Date, (i) the rate for deposits in U.S. dollars for the designated Rate Period, which appears on Reuters display page LIBOR01 (“Page LIBOR01”) (or such other page as may replace that page on that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 11:00 a.m.  London time, on the day that is the London Business Day preceding the Rate Determination Date (the “LIBOR Determination Date”), or (ii) if such rate does not appear on Page LIBOR01 or such other page as may replace such Page LIBOR01, (A) the LIBOR Dealer shall determine the arithmetic mean of the offered quotations of the Reference Banks to leading banks in the London interbank market for deposits in U.S. dollars for the designated Rate Period in an amount determined by such LIBOR Dealer by reference to requests for quotations as of approximately 11:00 a.m.  (London time) on such date made by such LIBOR Dealer to the Reference Banks, (B) if at least two of the Reference Banks provide such quotations, the LIBOR Rate shall equal such arithmetic mean of such quotations, (C) if only one or none of the Reference Banks provide such quotations, the LIBOR Rate shall be deemed to be the arithmetic mean of the offered quotations that leading banks in The City of New York selected by the LIBOR Dealer (after obtaining the Corporation’s approval) are quoting on the relevant LIBOR Determination Date for deposits in U.S. dollars for the designated Rate Period in an amount determined by the LIBOR Dealer (after obtaining the Corporation’s approval) that is representative of a single transaction in such market at such time by reference to the principal London offices of leading banks in the London interbank market; provided, however, that if one of the LIBOR Dealers does not quote a rate required to determine the LIBOR Rate, the LIBOR Rate will be determined on the basis of the quotation or quotations furnished by any Substitute LIBOR Dealer or Substitute LIBOR Dealers selected by the Corporation to provide such rate or rates not being supplied by the LIBOR Dealer; provided further, that if the LIBOR Dealer and Substitute LIBOR Dealers are required but unable to determine a rate in accordance with at least one of the procedures provided above, the LIBOR Rate shall be the LIBOR Rate as determined on the previous Rate Determination Date.  If the number of days in a Rate Period shall be (i) seven or more but fewer than 21 days, such rate shall be the seven-day LIBOR Rate; (ii) 21 or more but fewer than 49 days, such rate shall be the one-month LIBOR rate; (iii) 49 or more but fewer than 77 days, such rate shall be the two-month LIBOR rate; (iv) 77 or more but fewer than 112 days, such rate shall be the three-month LIBOR rate; (v) 112 or more but fewer than 140 days such rate shall be the four-month LIBOR rate; (vi) 140 or more but fewer than 168 days, such rate shall be the five-month LIBOR rate; (vii) 168 or more but fewer than 189 days, such rate shall be the six-month LIBOR rate; (viii) 189 or more but fewer than 217 days, such rate shall be the seven-month LIBOR rate; (ix) 217 or more but fewer than 252 days, such rate shall be the eight month LIBOR rate; (x) 252 or more but fewer than 287 days, such rate shall be the nine-month LIBOR rate; (xi) 287 or more but fewer than 315 days, such rate shall be the ten-month LIBOR rate; (xii) 315 or more but fewer than 343 days, such rate shall be the eleven-month LIBOR rate; and (xiii) 343 or more but fewer than 365 days, such rate shall be the twelve-month LIBOR rate.

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“Liquidation Preference,” with respect to a given number of Series W-7 VRDP Shares, means $100,000 times that number.

“Liquidity Account Investments” means Deposit Securities or any other security or investment owned by the Corporation that is rated at least A- or the equivalent rating (or any such rating’s future equivalent) by each NRSRO then rating such security or investment (or if rated by only one NRSRO, by such NRSRO) or, if no NRSRO is then rating such security, deemed to be, with the prior written consent of the Liquidity Provider, of an equivalent rating by the Investment Adviser on the Corporation’s books and records.

“Liquidity Provider” means any entity in such capacity pursuant to a VRDP Shares Purchase Agreement.

“Liquidity Provider Ratings Event” means the Liquidity Provider shall fail to maintain at any time short-term debt ratings in one of the two highest rating categories from the Requisite NRSROs.

“Liquidity Provider Ratings Event Termination Date” means the date established by the Tender and Paying Agent, acting upon instructions of the Corporation pursuant to the Tender and Paying Agent Agreement, for termination of the VRDP Shares Purchase Agreement upon the occurrence of a Liquidity Provider Ratings Event, which date shall be not less than sixteen (16) days nor more than thirty (30) days following the date on which such Liquidity Provider Ratings Event first occurs.

“London Business Day” means any day on which commercial banks are generally open for business in London.

“Mandatory Purchase” means the mandatory purchase of Outstanding shares of a Series of VRDP Shares by the Liquidity Provider pursuant to the VRDP Shares Purchase Agreement in connection with a Mandatory Purchase Event.

“Mandatory Purchase Date” means the Purchase Date for a Mandatory Purchase in accordance with these Articles Supplementary and the VRDP Shares Purchase Agreement.

“Mandatory Purchase Event” means, (i) in connection with the termination of the VRDP Shares Purchase Agreement due to its expiration as of a Scheduled Termination Date, by the fifteenth day prior to any such Scheduled Termination Date, (a) the Liquidity Provider shall not have agreed to an extension or further extension of the Scheduled Termination Date to a date not earlier than 180 days from the Scheduled Termination Date of the VRDP Shares Purchase Agreement then in effect, and (b) the Corporation shall not have obtained and delivered to the Tender and Paying Agent an Alternate VRDP Shares Purchase Agreement with a termination date not earlier than 180 days from the Scheduled Termination Date of the VRDP Shares Purchase Agreement, or (ii) in connection with the termination of the VRDP Shares Purchase Agreement due to a Liquidity Provider Ratings Event or Related Party Termination Event, by the fifteenth day prior to the Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be, the Corporation shall not have obtained and delivered to the Tender and Paying Agent an Alternate VRDP Shares Purchase Agreement with a termination date not earlier than 180 days from the Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be, of the VRDP Shares Purchase Agreement.  The Mandatory Purchase Event shall be deemed to occur on such fifteenth day prior to any Scheduled Termination Date, Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be.

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“Mandatory Purchase Notice” means, in connection with the Mandatory Purchase of shares of a Series of VRDP Shares, a notice, substantially in the form attached to the VRDP Shares Purchase Agreement as Exhibit B, delivered by the Corporation or the Tender and Paying Agent on behalf of the Corporation to the Holders and the Liquidity Provider in accordance with the VRDP Shares Purchase Agreement and specifying a Mandatory Purchase Date.

“Mandatory Tender,” with respect to a Mandatory Tender Event, means the mandatory tender of all shares of a Series of VRDP Shares by Holders for Remarketing or, in the event (i) no Remarketing occurs on or before the Purchase Date or (ii) pursuant to an attempted Remarketing, shares of the Series of VRDP Shares remain unsold and the Remarketing Agent does not purchase for its own account the unsold shares of the Series of VRDP Shares tendered to the Tender and Paying Agent for Remarketing (provided, that the Remarketing Agent may seek to sell such shares of the Series of VRDP Shares in a subsequent Remarketing prior to the Purchase Date), for purchase by the Liquidity Provider at the Purchase Price pursuant to Section 2 of Part II of these Articles Supplementary and the VRDP Shares Purchase Agreement.

“Mandatory Tender Event” means (a) each failure by the Corporation to make a scheduled payment of dividends on a Dividend Payment Date; (b) the occurrence of a Liquidity Provider Ratings Event (which shall constitute a single Mandatory Tender Event upon the occurrence of such Liquidity Provider Ratings Event, whether or not continuing and whether or not such Liquidity Provider Ratings Event also results in a Mandatory Purchase Event; provided that, following restoration of the short-term debt ratings to the requisite level, a subsequent Liquidity Provider Ratings Event, shall constitute a new Mandatory Tender Event); (c) in the event of a failure by the Corporation to pay the Liquidity Provider the applicable fee when due under the terms of the Fee Agreement, if the Liquidity Provider (in its sole discretion) thereafter provides written notice to the Corporation that such failure to pay such fee constitutes a Mandatory Tender Event; (d) the eighth (8th) day prior to the scheduled date of the occurrence of an Extraordinary Corporate Event; (e) the Corporation shall have obtained and delivered to the Tender and Paying Agent an Alternate VRDP Shares Purchase Agreement by the fifteenth (15th) day prior to the Scheduled Termination Date, Liquidity Provider Ratings Event Termination Date or Related Party Termination Date, as the case may be, of the VRDP Shares Purchase Agreement; (f) the Corporation shall have provided a Notice of Proposed Special Rate Period in accordance with these Articles Supplementary; or (g) in the event of a breach by the Corporation of its Effective Leverage Ratio covenant with the Liquidity Provider in the Fee Agreement and the failure to cure such breach within sixty (60) days from the date of such breach (which 60-day period would include the Effective Leverage Ratio Cure Period), if the Liquidity Provider (in its sole discretion) thereafter provides written notice to the Corporation and the Tender and Paying Agent that the failure to timely cure such breach constitutes a Mandatory Tender Event (subject to the Corporation curing such breach prior to the delivery date of such notice from the Liquidity Provider).

“Mandatory Tender Notice” means, in connection with the Mandatory Tender of shares of a Series of VRDP Shares, a notice, substantially in the form attached to the VRDP Shares Remarketing Agreement as Annex II, delivered by the Corporation or the Tender and Paying Agent on behalf of the Corporation to the Holders and the Liquidity Provider in accordance with the VRDP Shares Purchase Agreement and specifying a Mandatory Tender Event and Purchase Date.

“Market Value” of any asset of the Corporation means the market value thereof determined by an independent third-party pricing service designated pursuant to the Corporation’s valuation policies and procedures approved from time to time by the Board of Directors for use in connection with the determination of the Corporation’s net asset value.  Market Value of any asset shall include any interest or dividends, as applicable, accrued thereon.  The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available.  Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions.  The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine valuations.

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“Maximum Rate” for shares of a Series of VRDP Shares on any Rate Determination Date or in respect of the occurrence of a Failed Remarketing Condition for shares of such series, means the Applicable Percentage of the Applicable Base Rate plus the Applicable Spread.  The Maximum Rate for shares of a Series of VRDP Shares will depend on the long-term rating assigned to such Series of VRDP Shares, the length of the Rate Period and whether or not the Corporation has given notification to the Remarketing Agent and the Tender and Paying Agent prior to the Applicable Rate Determination for the Rate Period pursuant to Section 6 of Part II hereto that any ordinary income or capital gains will be included in the dividend on shares of a Series of VRDP Shares for that Rate Period.  The Applicable Percentage of the Applicable Base Rate is as follows:

Long-Term Rating		Applicable Percentage of Applicable Base Rate— No Notification
Fitch	Moody’s
AA- to AAA	Aa3 to Aaa	100%
BBB- to A+	Baa3 to A1	110%
Below BBB-**	Below Baa3**	135%

___________________

*       And/or the equivalent ratings of any Other Rating Agency then rating the shares of the Series of VRDP Shares at the request of the Corporation; utilizing the lower of the ratings of the Rating Agencies then rating VRDP Shares at the request of the Corporation.

**     Includes unrated, if no Rating Agency is then rating VRDP Shares.

provided, however, that in the event the Corporation has given notification prior to the Applicable Rate Determination for the Rate Period pursuant to Section 6 of Part II hereof that any ordinary income and capital gains will be included in the dividend on shares of the Series of VRDP Shares for that Rate Period, the Applicable Percentage in the foregoing table shall be divided by the quantity one (1) minus (i) the maximum marginal combined regular federal and California personal income tax rate (taking into account the federal income tax deductibility of state taxes paid or incurred) applicable to ordinary income or net capital gains (as applicable), each expressed as a decimal applicable to ordinary income or net capital gains (as applicable), or (ii) the maximum marginal combined regular federal and California corporate income tax rate (taking into account the federal income tax deductibility of state taxes paid or incurred) applicable to ordinary income or net capital gains (as applicable), each expressed as a decimal applicable to ordinary income or net capital gains (as applicable), whichever is greater and determined on a weighted average basis in respect of the relative amounts of ordinary income and net capital gains.

The Applicable Percentage as so determined and the Applicable Spread may be subject to upward (and if previously adjusted upward, subsequent downward) adjustment as provided in the VRDP Shares Remarketing Agreement, with the prior written consent of the Liquidity Provider and after consultation with the Remarketing Agent; provided, that, notwithstanding any provision to the contrary in the VRDP Shares Remarketing Agreement, the Maximum Rate is equal to or higher than the rates determined as set forth above, and immediately following any such increase, the Corporation would be in compliance with the Minimum VRDP Shares Asset Coverage and the VRDP Shares Basic Maintenance Amount in the Rating Agency Guidelines of the NRSRO or NRSROs then rating the VRDP Shares at the request of the Corporation.  Furthermore, in the event of Special Rate Periods of greater than 364 days, the Maximum Rate may be subject to upward adjustment as provided in the VRDP Shares Remarketing Agreement, with the prior written consent of the Liquidity Provider and after consultation with the Remarketing Agent; provided, that, notwithstanding any provision to the contrary in the VRDP Shares Remarketing Agreement, immediately following any such increase, the Corporation would be in compliance with the Minimum VRDP Shares Asset Coverage and the VRDP Shares Basic Maintenance Amount in the Rating Agency Guidelines of the NRSRO or NRSROs then rating the VRDP Shares at the request of the Corporation.

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A Maximum Rate in effect in respect of a Failed Remarketing Condition will continue to be the Applicable Rate (i) until the first (1st) day of the next succeeding Subsequent Rate Period after a Failed Remarketing Condition no longer exists in the case of a Minimum Rate Period or a Special Rate Period of twenty eight (28) Rate Period Days or fewer, and (ii) until the first (1st) day of the next succeeding Dividend Period after a Failed Remarketing Condition no longer exists in the case of a Special Rate Period of greater than twenty-eight (28) Rate Period Days.

Notwithstanding any provision to the contrary in the VRDP Shares Remarketing Agreement, in no event shall the Maximum Rate exceed 15%; provided, however, that in the event the Corporation has given notification prior to the Applicable Rate Determination for the Rate Period pursuant to Section 6 of Part II hereof that any ordinary income or capital gains will be included in the dividend on shares of the Series of VRDP Shares for that Rate Period, the Maximum Rate shall not exceed 15% divided by the quantity one (1) minus (i) the maximum marginal combined regular federal and California personal income tax rate (taking into account the federal income tax deductibility of state taxes paid or incurred) applicable to ordinary income or net capital gains (as applicable), each expressed as a decimal applicable to ordinary income or net capital gains (as applicable), or (ii) the maximum marginal combined regular federal and California corporate income tax rate (taking into account the federal income tax deductibility of state taxes paid or incurred) applicable to ordinary income or net capital gains (as applicable), each expressed as a decimal applicable to ordinary income or net capital gains (as applicable), whichever is greater and determined on a weighted average basis in respect of the relative amounts of ordinary income and net capital gains.

“Minimum Rate Period” means any Rate Period consisting of seven (7) Rate Period Days, as adjusted to reflect any changes when the regular day that is a Rate Determination Date is not a Business Day.

“Minimum VRDP Shares Asset Coverage” means asset coverage, as defined in Section 18(h) of the 1940 Act as of the date of the Fee Agreement (excluding (1) from the denominator of such asset coverage test any senior securities for which the Corporation has issued a Notice of Redemption and either has delivered Deposit Securities to the Tender and Paying Agent or otherwise has adequate Deposit Securities on hand and segregated on the books and records of the Custodian for the purpose of such redemption and (2) from the numerator of such asset coverage test, any Deposit Securities referred to in the previous clause (1)), with such changes thereafter as agreed with the prior written consent of the Liquidity Provider, of at least 200% or such higher percentage as required and specified in the Fee Agreement, but, in any event, not more than 250%, with respect to all outstanding senior securities of the Corporation which are stock, including all Outstanding VRDP Shares (or, in each case, if higher, such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are stock of a closed-end investment company as a condition of declaring dividends on its common shares or stock).

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“Minimum VRDP Shares Asset Coverage Cure Date,” with respect to the failure by the Corporation to maintain the Minimum VRDP Shares Asset Coverage (as required by Section 6 of Part I of these Articles Supplementary and the Fee Agreement) as of the last Business Day of each month, means the tenth Business Day of the following month.

“Moody’s” means Moody’s Investors Service, Inc.

“Moody’s Discount Factor” means the discount factors set forth in the Moody’s Guidelines for use in calculating the Discounted Value of the Corporation’s assets in connection with Moody’s ratings of shares of a Series of VRDP Shares at the request of the Corporation.

“Moody’s Eligible Assets” means assets of the Corporation set forth in the Moody’s Guidelines as eligible for inclusion in calculating the Discounted Value of the Corporation’s assets in connection with Moody’s ratings of shares of a Series of VRDP Shares at the request of the Corporation.

“Moody’s Guidelines” means the guidelines applicable to Moody’s current ratings of the VRDP Shares, provided by Moody’s in connection with Moody’s ratings of shares of a Series of VRDP Shares at the request of the Corporation (a copy of which is available on request of the Corporation), in effect on the date hereof and as may be amended from time to time; provided, however, that any such amendment will not be effective for thirty (30) days from the date that Moody’s provides final notice of such amendment to the Corporation.

“Moody’s Provisions” means Sections 7, 8(c)(B) and 9 of Part I of these Articles Supplementary with respect to Moody’s, and any other provisions hereof with respect to Moody’s ratings of shares of a Series of VRDP Shares at the request of the Corporation, including any provisions hereof with respect to obtaining and maintaining a rating on shares of a Series of VRDP Shares from Moody’s.  The Corporation is required to comply with the Moody’s Provisions only if Moody’s is then rating shares of a Series of VRDP Shares at the request of the Corporation.

“Municipal Obligations” means Municipal Bonds as defined under the caption “The Fund’s Investments” in the Offering Memorandum.

“Net Tax-Exempt Income” means the excess of the amount of interest excludable from gross income under Section 103(a) of the Code over the amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

“Notice of Proposed Special Rate Period” means any notice with respect to a proposed Special Rate Period of shares of a Series of VRDP Shares pursuant to paragraph (c) of Section 4 of Part I of these Articles Supplementary.

“Notice of Purchase” means, as the context requires, a Preliminary Notice of Purchase or a Final Notice of Purchase, in each case, substantially in the form attached as Exhibit A to the VRDP Shares Purchase Agreement.

“Notice of Redemption” has the meaning specified in paragraph (c) of Section 10 of Part I of these Articles Supplementary.

“Notice of Revocation” means, in connection with the revocation by a Beneficial Owner or its Agent Member of its Notice of Tender, a notice, substantially in the form attached to the Tender and Paying Agent Agreement as Exhibit C, delivered by a Beneficial Owner or its Agent Member to the Tender and Paying Agent indicating an intention to revoke the tender of some or all of the shares of a Series of VRDP Shares for sale on a Purchase Date pursuant to paragraph (t) of Section 1 of Part II of these Articles Supplementary.

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“Notice of Special Rate Period” means any notice with respect to a Special Rate Period of shares of a Series of VRDP Shares pursuant to paragraph (d)(i) of Section 4 of Part I of these Articles Supplementary.

“Notice of Tender” means, in connection with an Optional Tender, a notice, substantially in the form attached to the Tender and Paying Agent Agreement as Exhibit A, delivered by a Beneficial Owner or its Agent Member to the Tender and Paying Agent, indicating an intention to tender shares of a Series of VRDP Shares for sale on a Purchase Date pursuant to Section 1 of Part II of these Articles Supplementary.

“NRSRO” means a “nationally recognized statistical rating organization” within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Corporation or the Liquidity Provider, including, at the date hereof, Moody’s, Fitch and S&P.

“Offering Memorandum” means the offering memorandum in respect of the Corporation’s sale of Series W-7 VRDP Shares, dated June 19, 2019, as amended, revised or supplemented from time to time, including in connection with any Remarketing, if applicable.

“Optional Tender” means any tender of shares of a Series of VRDP Shares by a Beneficial Owner or its Agent Member to the Tender and Paying Agent, other than a Mandatory Tender, for Remarketing or, in the event (i) no Remarketing occurs on or before the Purchase Date, or (ii) pursuant to an attempted Remarketing shares of a Series of VRDP Shares remain unsold and the Remarketing Agent does not purchase for its own account the unsold shares of a Series of VRDP Shares tendered to the Tender and Paying Agent for Remarketing (provided, that the Remarketing Agent may seek to sell such VRDP Shares in a subsequent Remarketing prior to the Purchase Date), for purchase by the Liquidity Provider pursuant to Section 2 of Part II of these Articles Supplementary and the VRDP Shares Purchase Agreement.

“Other Rating Agency” means each NRSRO, if any, other than Moody’s or Fitch then providing a rating for the shares of a Series of VRDP Shares at the request of the Corporation.

“Other Rating Agency Eligible Assets” means assets of the Corporation set forth in the Other Rating Agency Guidelines as eligible for inclusion in calculating the Discounted Value of the Corporation’s assets in connection with Other Rating Agency ratings of shares of a Series of VRDP Shares at the request of the Corporation.

“Other Rating Agency Guidelines” means the guidelines applicable to each Other Rating Agency’s ratings of the VRDP Shares, provided by such Other Rating Agency in connection with such Other Rating Agency’s ratings of shares of a Series of VRDP Shares at the request of the Corporation (a copy of which is available on request to the Corporation), as may be amended from time to time, provided, however, that any such amendment will not be effective except as agreed upon by the Other Rating Agency and the Corporation.

“Other Rating Agency Provisions” means Sections 7, 8(c)(B) and 9 of Part I of these Articles Supplementary with respect to any Other Rating Agency then rating shares of a Series of VRDP Shares at the request of the Corporation, and any other provisions hereof with respect to such Other Rating Agency’s ratings of shares of a Series of VRDP Shares, including any provisions with respect to obtaining and maintaining a rating of shares of a Series of VRDP Shares from such Other Rating Agency.  The Corporation is required to comply with the Other Rating Agency Provisions of an Other Rating Agency only if such Other Rating Agency is then rating shares of a Series of VRDP Shares at the request of the Corporation.

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“Outstanding” means, as of any date with respect to VRDP Shares of any Series, the number of shares of such Series theretofore issued by the Corporation except, without duplication, (i) any shares of such Series of VRDP Shares theretofore cancelled or delivered to the Tender and Paying Agent for cancellation or redemption by the Corporation, (ii) any shares of such Series of VRDP Shares with respect to which the Corporation has given a Notice of Redemption and irrevocably deposited with the Tender and Paying Agent sufficient Deposit Securities to redeem such shares of such Series of VRDP Shares, pursuant to Section 10 of Part I of these Articles Supplementary, (iii) any shares of such Series of VRDP Shares as to which the Corporation shall be a Beneficial Owner, and (iv) any shares of such Series of VRDP Shares represented by any certificate in lieu of which a new certificate has been executed and delivered by the Corporation; provided, however, with respect to clause (ii), any such shares of such Series of VRDP Shares will be deemed to be Outstanding for purposes of the VRDP Shares Purchase Agreement until redeemed by the Corporation.

“Person” means and includes an individual, a partnership, a corporation, a trust, an unincorporated association, a joint venture or other entity or government or any agency or political subdivision thereof.

“Preferred Shares” mean the shares of preferred stock of the Corporation, and includes the VRDP Shares.

“Preliminary Notice of Purchase” means a Notice of Purchase delivered by the Tender and Paying Agent to the Liquidity Provider (or directly to the Liquidity Provider by Beneficial Owners or their Agent Members if there is no Tender and Paying Agent or for any reason the Tender and Paying Agent does not perform its obligations) on the Business Day immediately preceding a Purchase Date indicating the number of shares of VRDP Shares to be purchased on the Purchase Date pursuant to the Purchase Obligation.

“Purchase Date,” with respect to any purchase of shares of a Series of VRDP Shares, means (i) in connection with an Optional Tender, the date specified in a Notice of Tender, which date shall be no earlier than the seventh (7th) day (or, if such day is not a Business Day, the next succeeding Business Day) following delivery to the  Tender and Paying Agent of the Notice of Tender, (ii) in connection with a Mandatory Tender, the date specified in the Mandatory Tender Notice (or, if such day is not a Business Day, the next succeeding Business Day), subject to the immediately succeeding sentence below, or (iii) in connection with a Mandatory Purchase, the Mandatory Purchase Date specified in the Mandatory Purchase Notice (or, if such day is not a Business Day, the next succeeding Business Day).  The Purchase Date in respect of a Mandatory Tender Event shall be not later than seven (7) days following the date a Mandatory Tender Notice is sent to Holders by Electronic Means; provided that (A) the Purchase Date in connection with the failure of the Corporation to pay the applicable fee to the Liquidity Provider may not be later than the last Business Day of the month such payment was due; (B) the Purchase Date in connection with the occurrence of an Extraordinary Corporate Event may not be later than the Business Day immediately preceding the occurrence of the Extraordinary Corporate Event (and, if no earlier Purchase Date is specified in a Mandatory Tender Notice with respect to such Extraordinary Corporate Event, the Business Day immediately preceding the occurrence of the Extraordinary Corporate Event shall be deemed to be the Purchase Date irrespective of the failure to have given or sent a Mandatory Tender Notice); (C) the Purchase Date in connection with the Corporation obtaining an Alternate VRDP Shares Purchase Agreement may not be later than the Business Day immediately preceding the termination of the VRDP Shares Purchase Agreement and the effective date of such Alternate VRDP Shares Purchase Agreement (which may not be later than the termination date of the VRDP Shares Purchase Agreement); and (D) the Purchase Date in connection with a Notice of Proposed Special Rate Period may not be later than the first (1st) day of such proposed Special Rate Period.

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“Purchase Obligation” means the unconditional and irrevocable obligation of the Liquidity Provider during the term and pursuant to the terms of the VRDP Shares Purchase Agreement to purchase Outstanding shares of a Series of VRDP Shares on any Purchase Date at the Purchase Price from Beneficial Owners, in the case of any Optional Tender, and Holders, in the case of any Mandatory Tender or any Mandatory Purchase, in each case following delivery of a Final Notice of Purchase with respect to such VRDP Shares.

“Purchase Price” means an amount equal to the Liquidation Preference of any shares of a Series of VRDP Shares to be purchased on a Purchase Date, plus any accumulated but unpaid dividends thereon (whether or not earned or declared), if any, to, but excluding, the relevant Purchase Date.

“Purchased VRDP Shares” means all shares of a Series of VRDP Shares purchased by the Liquidity Provider pursuant to the VRDP Shares Purchase Agreement, so long as the Liquidity Provider continues to be the beneficial owner for federal income tax purposes of such VRDP Shares.

“Rate Determination Date” means, with respect to any Series of VRDP Shares, the last day of a Rate Period for such Series or, if such day is not a Business Day, the next succeeding Business Day; provided, however, that the next succeeding Rate Determination Date will be determined without regard to any prior extension of a Rate Determination Date to a Business Day.

“Rate Period,” with respect to shares of a Series of VRDP Shares, means the Initial Rate Period for shares of such Series and any Subsequent Rate Period, including any Special Rate Period for shares of such Series.

“Rate Period Days,” for any Rate Period, means the number of days that would constitute such Rate Period but for the application of paragraph (d) of Section 2 of Part I of these Articles Supplementary or paragraph (b) of Section 4 of Part I of these Articles Supplementary.

“Rating Agency” means each of Fitch (if Fitch is then rating shares of a Series of VRDP Shares at the request of the Corporation), Moody’s (if Moody’s is then rating shares of a Series of VRDP Shares at the request of the Corporation), S&P (if S&P is then rating shares of a Series of VRDP Shares at the request of the Corporation) and any Other Rating Agency (if such Other Rating Agency is then rating shares of a Series of VRDP Shares at the request of the Corporation).

“Rating Agency Certificate” has the meaning specified in paragraph (b) of Section 7 of Part I of these Articles Supplementary.

“Rating Agency Eligible Assets” means assets of the Corporation set forth in the Rating Agency Guidelines of a Rating Agency as eligible for inclusion in calculating the Discounted Value of the Corporation’s assets in connection with such Rating Agency’s rating of shares of a Series of VRDP Shares at the request of the Corporation.

“Rating Agency Guidelines” means Moody’s Guidelines (if Moody’s is then rating shares of a Series of VRDP Shares at the request of the Corporation), Fitch Guidelines (if Fitch is then rating shares of a Series of VRDP Shares at the request of the Corporation) and any Other Rating Agency Guidelines (if such Other Rating Agency is then rating shares of a Series of VRDP Shares at the request of the Corporation).

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“Rating Agency Provisions” means the Moody’s Provisions (if Moody’s is then rating shares of a Series of VRDP Shares at the request of the Corporation), the Fitch Provisions (if Fitch is then rating shares of a Series of VRDP Shares at the request of the Corporation) and any Other Rating Agency Provisions (if such Other Rating Agency is then rating VRDP Shares at the request of the Corporation).  The Corporation is required to comply with the Rating Agency Provisions of a Rating Agency only if such Rating Agency is then rating shares of a Series of VRDP Shares at the request of the Corporation.

“Redemption Date” has the meaning specified in paragraph (c) of Section 10 of Part I of these Articles Supplementary.

“Redemption Price” means the applicable redemption price specified in paragraph (a) or (b) of Section 10 of Part I of these Articles Supplementary.

“Reference Banks” means four major banks in the London interbank market selected by the Remarketing Agent or its affiliates or successors or such other party as the Corporation may from time to time appoint.

“Related Documents” means the Charter, the Series W-7 VRDP Shares, the VRDP Shares Purchase Agreement, the VRDP Shares Remarketing Agreement, the Fee Agreement and the Tender and Paying Agent Agreement.

“Related Party” means a related party for purposes of Section 267(b) or Section 707(b) of the Code, as such provisions may be amended from time to time.

“Related Party Termination Date” means the effective date of the termination of the VRDP Shares Purchase Agreement in accordance with its terms following the occurrence of a Related Party Termination Event.

“Related Party Termination Event” means the Liquidity Provider becoming a Related Party of the Corporation other than through the acquisition of shares of a Series of VRDP Shares pursuant to the terms of the VRDP Shares Purchase Agreement.

“Remarketing” means the remarketing of shares of a Series of VRDP Shares by the Remarketing Agent on behalf of the Beneficial Owners thereof pursuant to an Optional Tender or on behalf of the Holders thereof pursuant to a Mandatory Tender, as provided in the VRDP Shares Remarketing Agreement and Part II of these Articles Supplementary.

“Remarketing Agent” means, with respect to the Series W-7 VRDP Shares, the Person or Persons designated as Remarketing Agent for such Series of VRDP Shares, with the prior written consent of the Liquidity Provider (which consent shall not be unreasonably withheld), as set forth in Schedule I to the Fee Agreement, and its or their permitted successors and assigns.

“Remarketing Notice” has the meaning set forth in paragraph (b) of Section 2 of Part II of these Articles Supplementary.

“Remarketing Procedures” means the procedures for conducting Remarketings set forth in Part II of these Articles Supplementary.

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“Requisite NRSROs” means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time a purchaser Acquires (as such term is defined in Rule 2a- 7 under the 1940 Act) the security, that NRSRO.

“S&P” means S&P Global Ratings, a Standard & Poors Financial Services LLC business.

“Scheduled Termination Date” means, with respect to a VRDP Shares Purchase Agreement for shares of a Series of VRDP Shares, July 2, 2020, or any succeeding date to which the term of such VRDP Shares Purchase Agreement is extended pursuant to the terms thereof.

“SEC” means the Securities and Exchange Commission.

“Securities Act” means the U.S. Securities Act of 1933, as amended.

“Securities Depository” means The Depository Trust Company, New York, New York, and any substitute for or successor to such securities depository that shall maintain a book-entry system with respect to the shares of a Series of VRDP Shares.

“SIFMA Municipal Swap Index” means on any Rate Determination Date the Securities Industry and Financial Markets Association Municipal Swap Index, produced and made available by Municipal Market Data as of 3:00 p.m., New York City time, on the Rate Determination Date.

“Special Optional Tender Provisions” shall have the meaning specified in paragraph (g) of Section 1 of Part II of these Articles Supplementary.

“Special Rate Period,” with respect to shares of a Series of VRDP Shares, shall have the meaning specified in paragraph (a) of Section 4 of Part I of these Articles Supplementary.

“Special Redemption Provisions” shall have the meaning specified in paragraph (a)(i) of Section 10 of Part I of these Articles Supplementary.

“Subsequent Rate Period,” with respect to shares of a Series of VRDP Shares, means the period from, and including, the first (1st) day following the Initial Rate Period of shares of such Series to, and including, the next Rate Determination Date for shares of such Series and any period thereafter from, and including, the first (1st) day following a Rate Determination Date for shares of such Series to, and including, the next succeeding Rate Determination Date for shares of such Series; provided, however, that if any Subsequent Rate Period is also a Special Rate Period, such term shall mean the period commencing on the first (1st) day of such Special Rate Period and ending on, and including, the last day of the last Dividend Period thereof; except for Special Rate Periods, each Subsequent Rate Period will be a Minimum Rate Period.

“Substitute LIBOR Dealer” means any LIBOR Dealer selected by the Corporation; provided that none of such entities shall be an existing LIBOR Dealer.

“Taxable Allocation” shall have the meaning specified in paragraph (a) of Section 3 of Part I of these Articles Supplementary.

“Tender” means either a Mandatory Tender or an Optional Tender, as applicable.

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“Tender and Paying Agent” means The Bank of New York Mellon, or with the prior written consent of the Liquidity Provider (which consent shall not be unreasonably withheld) any successor Person, which has entered into an agreement with the Corporation to act in such capacity as the Corporation’s tender agent, transfer agent, registrar, dividend disbursing agent, paying agent, redemption price disbursing agent and calculation agent in connection with the payment of regularly scheduled dividends with respect to each Series of VRDP Shares.

“Tender and Paying Agent Agreement” means the amended and restated tender and paying agent agreement, dated as of June 19, 2019, between the Corporation and the Tender and Paying Agent, as amended, modified or supplemented from time to time, or any similar agreement with a successor tender and paying agent.

“U.S. Government Securities” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Valuation Date” means, for purposes of determining whether the Corporation is maintaining the VRDP Shares Basic Maintenance Amount, each Friday that is a Business Day, or for any Friday that is not a Business Day, the immediately preceding Business Day, and the Date of Original Issue, commencing with the Date of Original Issue.

“Voting Period” shall have the meaning specified in paragraph (b)(i) of Section 5 of Part I of these Articles Supplementary.

“VRDP Shares Basic Maintenance Amount,” as of any Valuation Date, shall have the meaning set forth for “Basic Maintenance Amount” in the Rating Agency Guidelines.

“VRDP Shares Basic Maintenance Cure Date,” with respect to the failure by the Corporation to satisfy the VRDP Shares Basic Maintenance Amount (as required by paragraph (a) of Section 7 of Part I of these Articles Supplementary) as of a given Valuation Date, shall have the meaning set forth in the Rating Agency Guidelines, but in no event shall it be longer than 10 Business Days following such Valuation Date.

“VRDP Shares Basic Maintenance Report” shall have the meaning set forth for “Basic Maintenance Report” in the Rating Agency Guidelines.

“VRDP Shares Purchase Agreement” means the VRDP Shares Purchase Agreement, dated as of June 19, 2019, between the Liquidity Provider and the Tender and Paying Agent, as amended, modified or supplemented, or any Alternate VRDP Shares Purchase Agreement.

“VRDP Shares Remarketing Agreement” means the VRDP Shares Remarketing Agreement, dated as of June 19, 2019, between the Corporation and the Remarketing Agent, as amended, modified or supplemented from time to time, or any similar agreement with a successor remarketing agent.

PART I

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1.                  Number of Authorized Shares.

The initial number of authorized shares constituting Series W-7 VRDP Shares is as set forth above under the title “Designation.”

2.                  Dividends.

(a)                Ranking.  The shares of any Series of VRDP Shares shall rank on a parity with each other, with shares of any other Series of VRDP Shares and with shares of any other Series of Preferred Shares as to the payment of dividends by the Corporation.

(b)               Cumulative Cash Dividends.  The Holders of shares of any Series of VRDP Shares shall be entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor in accordance with the Charter and applicable law, cumulative cash dividends at the Applicable Rate for shares of such Series, determined as set forth in paragraph (e) of this Section 2, and no more (except to the extent set forth in Section 3 of Part I of these Articles Supplementary and Section 6 of Part II of these Articles Supplementary), payable on the Dividend Payment Dates with respect to shares of such Series determined pursuant to paragraph (d) of this Section 2.  Holders of VRDP Shares shall not be entitled to any dividend, whether payable in cash, property or shares, in excess of full cumulative dividends, as herein provided, on VRDP Shares.  No interest, or sum of money in lieu of interest, shall be payable in respect of any dividend payment or payments on VRDP Shares which may be in arrears, and no additional sum of money shall be payable in respect of such arrearage, except that the Corporation shall pay as a supplemental dividend a Late Charge (as defined below in paragraph (e)(i)(C) of this Section 2) on account of a Failure to Deposit, if any, in respect of each day during the period commencing on the day a Failure to Deposit occurs through and including the day immediately preceding the earlier of (i) the day the Failure to Deposit is cured and (ii) the third (3rd) Business Day next succeeding the day on which the Failure to Deposit occurred.

(c)                Dividends Cumulative from Date of Original Issue.  Dividends on shares of any Series of VRDP shares shall be declared daily and accumulate at the Applicable Rate for shares of such Series from the Date of Original Issue thereof.

(d)               Dividend Payment Dates and Adjustment Thereof.  The Dividend Payment Date with respect to shares of a Series of VRDP Shares shall be the first (1st) Business Day of each calendar month; provided, however, that:

(i)                 notwithstanding the foregoing, the Corporation in its discretion may establish more frequent Dividend Payment Dates than monthly in respect of any Minimum Rate Period, and the Dividend Payment Date for the Dividend Period prior to the commencement of a Special Rate Period shall be the Business Day immediately preceding the first (1st) day of such Special Rate Period; and

(ii)               notwithstanding the foregoing, the Corporation in its discretion may establish the Dividend Payment Dates in respect of any Special Rate Period of shares of a Series of VRDP Shares consisting of more than seven (7) Rate Period Days; provided, however, that such dates shall be set forth in the Notice of Proposed Special Rate Period and Notice of Special Rate Period relating to such Special Rate Period, as delivered to the Remarketing Agent, which Notice of Proposed Special Rate Period and Notice of Special Rate Period shall be filed with the Secretary of the Corporation; and provided further that (1) any such Dividend Payment Date shall be a Business Day and (2) the last Dividend Payment Date in respect of such Special Rate Period shall be the Business Day

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immediately following the last day thereof, as such last day is determined in accordance with paragraph (b) of Section 4 of Part I of these Articles Supplementary.

(e)                Applicable Rates and Calculation of Dividends.

(i)                 Applicable Rates.  The dividend rate on shares of any Series of VRDP Shares during the period from and after the Date of Original Issue of shares of such Series to and including the last day of the Initial Rate Period of shares for such Series shall be equal to the rate per annum set forth with respect to the shares of such Series under “Designation” above.  Except for Special Rate Periods, each Subsequent Rate Period will be a Minimum Rate Period.  For each Subsequent Rate Period of shares of such Series thereafter, the dividend rate on shares of such Series shall be equal to the rate per annum that results from the Applicable Rate Determination for shares of such Series on the Rate Determination Date immediately preceding such Subsequent Rate Period; provided, however, that:

(A)              if an Applicable Rate Determination for any such Subsequent Rate Period is not held for any reason, the dividend rate on shares of such Series for such Subsequent Rate Period will be adjusted to the Maximum Rate for shares of such Series on the Rate Determination Date therefor;
(B)              in the event of a Failed Remarketing Condition, the Applicable Rate as of the close of business on the day the Failed Remarketing Condition first occurs will be adjusted to the Maximum Rate (with the Applicable Spread subject to adjustment as set forth in the definition of Applicable Spread), and the Maximum Rate will continue to be the Applicable Rate (i) until the first (1st) day of the next succeeding Subsequent Rate Period after a Failed Remarketing Condition no longer exists in the case of a Minimum Rate Period or a Special Rate Period of twenty-eight (28) Rate Period Days or fewer, and (ii) until the first (1st) day of the next succeeding Dividend Period after a Failed Remarketing Condition no longer exists in the case of a Special Rate Period of greater than twenty-eight (28) Rate Period Days;
(C)              if any Failure to Deposit shall have occurred with respect to shares of such Series during any Dividend Period thereof, but, prior to 12:00 noon, New York City time, on the third (3rd) Business Day next succeeding the date on which such Failure to Deposit occurred, such Failure to Deposit shall have been cured in accordance with paragraph (f) of this Section 2, and the Corporation shall have paid to the Tender and Paying Agent as a late charge (“Late Charge”) daily supplemental dividends equal in the aggregate to the sum of(1) if such Failure to Deposit consisted of the failure to timely pay to the Tender and Paying Agent the full amount of dividends with respect to any Dividend Period of the shares of such Series, an amount computed by multiplying (x) the Applicable Rate for the Rate Period during which such Failure to Deposit occurs on the Dividend Payment Date for such Dividend Period plus 2.00% by (y) a fraction, the numerator of which shall be the number of days for which such Failure to Deposit has not been cured in accordance with paragraph (f) of this Section 2 (including the day such Failure to Deposit occurs and excluding the day such Failure to Deposit is cured) and the denominator of which shall be 360, and applying the rate obtained against the aggregate Liquidation Preference of the Outstanding shares of such Series (with the amount for each individual day that such Failure to Deposit occurs or continues uncured being declared as a supplemental dividend on that day) and (2) if such Failure to Deposit consisted of the failure to timely pay to the Tender and Paying Agent the Redemption Price of the shares, if any, of such Series for which Notice of Redemption has been provided by the Corporation pursuant to paragraph (c) of Section 10 of Part I of these Articles Supplementary, an amount computed by multiplying, (x) for the Rate Period during which such Failure to Deposit occurs on the Redemption Date, the Applicable Rate plus

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2.00% by (y) a fraction, the numerator of which shall be the number of days for which such Failure to Deposit is not cured in accordance with paragraph (f) of this Section 2 (including the day such Failure to Deposit occurs and excluding the day such Failure to Deposit is cured) and the denominator of which shall be 360, and applying the rate obtained against the aggregate Liquidation Preference of the Outstanding shares of such Series to be redeemed (with the amount for each individual day that such Failure to Deposit occurs or continues uncured being declared as a supplemental dividend on that day), and if a Rate Determination Date occurs on the date on which such Failure to Deposit occurred or on either of the two (2) Business Days succeeding that date, and the Failure to Deposit has not been cured on such Rate Determination Date in accordance with paragraph (f) of this Section 2, no Applicable Rate Determination will be held in respect of shares of such Series for the Subsequent Rate Period relating to such Rate Determination Date and the dividend rate for shares of such Series for such Subsequent Rate Period will be the Maximum Rate for shares of such Series on the Rate Determination Date for such Subsequent Rate Period; or
(D)              if any Failure to Deposit shall have occurred with respect to shares of such Series during any Dividend Period thereof, and, prior to 12:00 noon, New York City time, on the third (3rd) Business Day next succeeding the date on which such Failure to Deposit occurred, such Failure to Deposit shall not have been cured in accordance with paragraph (f) of this Section 2 or the Corporation shall not have paid the applicable Late Charge to the Tender and Paying Agent, no Applicable Rate Determination will occur in respect of shares of such Series for the first Subsequent Rate Period thereof thereafter (or for any Subsequent Rate Period thereof thereafter to and including the Subsequent Rate Period during which (1) such Failure to Deposit is cured in accordance with paragraph (f) of this Section 2 and (2) the Corporation pays the applicable Late Charge to the Tender and Paying Agent, in each case no later than 12:00 noon, New York City time, on the fourth (4th) Business Day prior to the end of such Subsequent Rate Period), and the dividend rate for shares of such Series for each such Subsequent Rate Period shall be a rate per annum equal to the Maximum Rate for shares of such Series on the Rate Determination Date for such Subsequent Rate Period (but with the prevailing rating for shares of such Series, for purposes of determining such Maximum Rate, being deemed to be “below ‘BBB-”‘).

Each dividend rate determined in accordance with this paragraph (e)(i) of Section 2 of Part I of these Articles Supplementary shall be an “Applicable Rate.”

(ii)               Calculation of Dividends.  The amount of dividends per share payable on shares of a Series of VRDP Shares on any Dividend Payment Date shall equal the sum of the dividends accumulated but not yet paid for each Rate Period (or part thereof) in the related Dividend Period or Dividend Periods.  The amount of dividends accumulated for each such Rate Period (or part thereof) shall be computed by multiplying the Applicable Rate in effect for shares of such Series for such Rate Period (or part thereof) by a fraction, the numerator of which shall be the number of days in such Rate Period (or part thereof) and the denominator of which shall be the actual number of days in the year (365 or 366), and multiplying such product by $100,000.

(f)                Curing a Failure to Deposit.  A Failure to Deposit with respect to shares of a Series of VRDP Shares shall have been cured (if such Failure to Deposit is not solely due to the willful failure of the Corporation to make the required payment to the Tender and Paying Agent) with respect to any Dividend Period of shares of such Series if, within the respective time periods described in paragraph (e)(i) of this Section 2, the Corporation shall have paid to the Tender and Paying Agent (A) all accumulated but unpaid dividends on shares of such Series and (B) without duplication, the Redemption

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Price for shares, if any, of such Series for which Notice of Redemption has been provided by the Corporation pursuant to paragraph (c) of Section 10 of Part I of these Articles Supplementary; provided, however, that the foregoing clause (B) shall not apply to the Corporation’s failure to pay the Redemption Price in respect of shares of a Series of VRDP Shares when the related Notice of Redemption provides that redemption of such shares is subject to one or more conditions precedent and any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption.

(g)                Dividend Payments by Corporation to Tender and Paying Agent.  In connection with each Dividend Payment Date for shares of a Series of VRDP Shares, the Corporation shall pay to the Tender and Paying Agent, not later than 12:00 noon, New York City time, on the earlier of (A) the third (3rd) Business Day next succeeding the Rate Determination Date immediately preceding the Dividend Payment Date for such Series and (B) the Business Day immediately preceding the Dividend Payment Date for such Series (or as otherwise provided for and in connection with designation of a Special Rate Period), an aggregate amount of Deposit Securities equal to the dividends to be paid to all Holders of shares of such Series on such Dividend Payment Date as determined in accordance with Section 2(e)(ii) of Part I of these Articles Supplementary, or as otherwise provided for and in connection with designation of a Special Rate Period.  If an aggregate amount of funds equal to the dividends to be paid to all Holders of shares of such Series on such Dividend Payment Date are not available in New York, New York by 12:00 noon, New York City time, on the Business Day immediately preceding such Dividend Payment Date, the Tender and Paying Agent will notify the Liquidity Provider by Electronic Means of such fact prior to the close of business on such day.

(h)               Tender and Paying Agent as Trustee of Dividend Payments by Corporation.  All Deposit Securities paid to the Tender and Paying Agent for the payment of dividends (or for the payment of any Late Charge) shall be held in trust for the payment of such dividends (and any such Late Charge) by the Tender and Paying Agent for the benefit of the Holders specified in paragraph (i) of this Section 2.  The Tender and Paying Agent shall notify the Corporation by Electronic Means of the amount of any funds deposited with the Tender and Paying Agent by the Corporation for any reason under the Tender and Paying Agent Agreement, including for the payment of dividends or the redemption of shares of a Series of VRDP Shares (or any Late Charge), that remain with the Tender and Paying Agent after ninety (90) days from the date of such deposit and such amount shall, to the extent permitted by law, be repaid to the Corporation by the Tender and Paying Agent upon request by Electronic Means of the Corporation.

(i)                 Dividends Paid to Holders.  Each dividend on shares of a Series of VRDP Shares shall be declared daily to the Holders thereof at the close of business on each such day and paid on each Dividend Payment Date to the Holders thereof at the close of business on the day immediately preceding such Dividend Payment Date.  In connection with any transfer of shares of a Series of VRDP Shares, the transferor as Beneficial Owner of such shares shall be deemed to have agreed pursuant to the terms of such Series of VRDP Shares to transfer to the transferee the right to receive from the Corporation any dividends declared and unpaid for each day prior to the transferee becoming the Beneficial Owner of such VRDP Shares in exchange for payment of the Purchase Price for such VRDP Shares by the transferee.

(j)                 Dividends Credited Against Earliest Accumulated But Unpaid Dividends.  Any dividend payment made on shares of a Series of VRDP Shares that is insufficient to cover the entire amount of dividends payable shall first be credited against the earliest accumulated but unpaid dividends due with respect to such shares of such Series.  Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders as their names appear on the record books of the Corporation on such date, not exceeding fifteen (15) days preceding the payment date thereof, as may be fixed by the Board of Directors.

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(k)               Dividends Designated as Exempt-Interest Dividends.  Dividends on shares of a Series of VRDP Shares shall be designated as exempt-interest dividends up to the amount of the Net Tax-Exempt Income of the Corporation, to the extent permitted by, and for purposes of, Section 852 of the Code.

3.                  Gross-Up Payments.  Holders of shares of a Series of VRDP Shares shall be entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor, dividends in an amount equal to the aggregate Gross-up Payments as follows:

(a)                If the Corporation allocates any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on shares of a Series of VRDP Shares without either having given advance notice thereof to the Remarketing Agent or simultaneously increasing such dividend payment by an additional amount, both as provided in Section 6 of Part II of these Articles Supplementary (such allocation being referred to herein as a “Taxable Allocation”), the Corporation shall, prior to the end of the calendar year in which such dividend was paid, provide notice thereof to the Remarketing Agent and direct the Tender and Paying Agent to send such notice with a Gross-up Payment to the Holder that was entitled to such dividend payment during such calendar year at such Holder’s address as the same appears or last appeared on the record books of the Corporation.

(b)               The Corporation shall not be required to make Gross-up Payments with respect to any net capital gains or ordinary income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Corporation.

4.                  Designation of Special Rate Periods.

(a)                Length of and Preconditions for Special Rate Period.  The Corporation, at its option, with the prior written consent of the Liquidity Provider, may designate any succeeding Subsequent Rate Period of a Series of VRDP Shares as a Special Rate Period (a “Special Rate Period”) consisting of a specified number of Rate Period Days evenly divisible by seven (7) and initially not more than 1,820, subject to adjustment or extension as provided in paragraph (b) of this Section 4.  A designation of a Special Rate Period shall be effective only with the prior written consent of the Liquidity Provider and if (A) it is permitted by applicable law and the Charter, (B) notice thereof shall have been given in accordance with paragraph (c) and paragraph (d)(i) of this Section 4, (C) no shares of such Series of VRDP Shares are owned by the Liquidity Provider pursuant to the Purchase Obligation on either the Rate Determination Date for such proposed Special Rate Period or on the first (1st) day of such Special Rate Period and full cumulative dividends and any amounts due with respect to redemptions payable prior to such date have been paid in full, and (D) if any Notice of Redemption shall have been provided by the Corporation pursuant to paragraph (c) of Section 10 of Part I of these Articles Supplementary with respect to any shares of such Series of VRDP Shares, the Redemption Price with respect to such VRDP Shares shall have been deposited with the Tender and Paying Agent.  In the event the Corporation wishes to designate any succeeding Subsequent Rate Period for shares of a Series of VRDP Shares as a Special Rate Period consisting of more than twenty-eight (28) Rate Period Days, the Corporation shall notify Moody’s (if Moody’s is then rating shares of such Series of VRDP Shares at the request of the Corporation), Fitch (if Fitch is then rating shares of such Series of VRDP Shares at the request of the Corporation) and each Other Rating Agency (if any Other Rating Agency is then rating shares of such Series of VRDP Shares at the request of the Corporation) in advance of the commencement of such Subsequent Rate Period that the Corporation wishes to designate such Subsequent Rate Period as a Special Rate Period and shall provide Moody’s (if Moody’s is then rating shares of such Series of VRDP Shares at the request of the Corporation), Fitch (if Fitch is then rating shares of such Series of VRDP Shares at the request of the Corporation) and each Other Rating Agency (if any Other Rating Agency is then rating shares of such Series of VRDP Shares at the request of the Corporation) with such documents as they may request.

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(b)               Adjustment of Length of Special Rate Period.  In the event the Corporation wishes to designate a Subsequent Rate Period as a Special Rate Period, but the day that would otherwise be the last day of such Special Rate Period is not a Wednesday that is a Business Day in the case of a Series of VRDP Shares designated as “Series W-7 Variable Rate Demand Preferred Shares”, then the Special Rate Period shall end on the next Business Day and the succeeding Subsequent Rate Period will end on the following Wednesday or, if the succeeding Subsequent Rate Period is a Special Rate Period, it shall end on a Wednesday as designated by the Corporation, subject in each case to the foregoing Business Day requirement. A Special Rate Period designated in accordance with this Section 4 may be extended to the extent permitted under and in accordance with the terms of the Notice of Special Rate Period with respect to such Special Rate Period.

(c)                Notice of Proposed Special Rate Period.  If the Corporation proposes to designate any succeeding Subsequent Rate Period for shares of a Series of VRDP Shares as a Special Rate Period pursuant to paragraph (a) of this Section 4, not less than twenty (20) (or such lesser number of days as may be agreed to from time to time by the Remarketing Agent) nor more than thirty (30) days prior to the date the Corporation proposes to designate as the first (1st) day of such Special Rate Period (which shall be such day that would otherwise be the first (1st) day of a Minimum Rate Period), notice (“Notice of Proposed Special Rate Period”) shall be sent by the Corporation by first class mail, postage prepaid or by Electronic Means, to the Holders of shares of such Series with copies provided to the Tender and Paying Agent, the Liquidity Provider and the Remarketing Agent.  Each such notice shall state (A) that the Corporation may exercise its option to designate a succeeding Subsequent Rate Period of shares of such Series as a Special Rate Period, specifying the first (1st) day thereof, (B) that the Corporation will, by 11:00 a.m., New York City time, on the second Business Day immediately preceding such date (or by such later time or date, or both, as may be agreed to by the Remarketing Agent) notify the Remarketing Agent of either (x) its determination, subject to certain conditions, to exercise such option, or (y) its determination not to exercise such option, (C) the Rate Determination Date immediately prior to the first (1st) day of such Special Rate Period, (D) that such Special Rate Period shall not commence if (1) any shares of such Series of VRDP shares are owned by the Liquidity Provider pursuant to the Purchase Obligation on either the Rate Determination Date for such proposed Special Rate Period or on the first (1st) day of such Special Rate Period, or (2) full cumulative dividends or any amounts due with respect to redemptions payable prior to such Rate Determination Date have not been paid in full, (E) the scheduled Dividend Payment Dates for shares of such Series during such Special Rate Period, (F) the Special Redemption Provisions, if any, applicable to shares of such Series in respect of such Special Rate Period and (G) the Special Optional Tender Provisions, if any, applicable to shares of such Series in respect of such Special Rate Period.

(d)               Notice of Special Rate Period.  No later than 11:00 a.m., New York City time, on the second Business Day immediately preceding the first (1st) day of any proposed Special Rate Period of shares of a Series of VRDP Shares as to which notice has been given as set forth in paragraph (c) of this Section 4 (or such later time or date, or both, as may be agreed to by the Remarketing Agent), the Corporation shall deliver to the Remarketing Agent and the Liquidity Provider either:

(i)                 a notice (“Notice of Special Rate Period”) stating (A) that the Corporation has determined to designate the next succeeding Rate Period of such Series of VRDP Shares as a Special Rate Period, specifying the same and the first (1st) day thereof, (B) the Rate Determination Date immediately prior to the first (1st) day of such Special Rate Period, (C) the rate calculation period to be used in determining the Applicable Rate if the term thereof is different from the term of the Special Rate Period and any other special provisions relating to the calculation of the Applicable Rate, including any provision for setting the Applicable Rate by reference to any index or to the ratings of the VRDP Shares or specifying any additional events or conditions the existence or occurrence of which result in adjustments to the Applicable Rate or additional fees or payments in respect of shares of such Series of VRDP Shares (which provisions may vary provisions that are set forth in the Charter (including the Articles Supplementary), provided that the provisions and variations are clearly and expressly set forth in the Notice of Special Rate Period), (D) that such Special Rate Period shall not commence if (1) any shares of such Series of VRDP Shares are owned by the Liquidity Provider pursuant to the Purchase Obligation on either such Rate Determination Date or on the first (1st) day of such Special Rate Period, or (2) full cumulative dividends or any amounts due with respect to redemptions payable prior to such Rate Determination Date have not been paid in full, (E) the scheduled Dividend Payment Dates for shares of such Series of VRDP Shares during such Special Rate Period, (F) the Special Redemption Provisions, if any, applicable to shares of such Series of VRDP Shares in respect of such Special Rate Period, (G) the Special Optional Tender Provisions, if any, applicable to shares of such Series of VRDP Shares in respect of such Special Rate Period (including whether the Optional Tender provisions shall be applicable or otherwise subject to special conditions during the Special Rate Period), (H) the special provisions, if any, relating to the transfer of the shares of such Series of VRDP Shares during the Special Rate Period, (I) the special provisions, if any, related to Taxable Allocations during the Special Rate Period and any resulting Gross-up Payments during the Special Rate Period including, but not limited to, that Section 3 of Part I and Section 6 of Part II of these Articles Supplementary shall have no effect during the Special Rate Period and that, instead, alternative special provisions shall be observed during such period; (J) the special provisions, if any, relating to the creation and termination of the Special Rate Period including, but not limited to, any provisions relating to the nature and scope of the obligations and rights of the Liquidity Provider and the Remarketing Agent in connection therewith, the short-term credit ratings of the Liquidity Provider and the short-term preferred stock ratings of the VRDP Shares, the Remarketing of the VRDP Shares upon the termination of the Special Rate Period, the applicability of the redemption and certain other related provisions of the Articles Supplementary with respect to shares of such Series of VRDP Shares held by the Liquidity Provider (whether or not in its capacity as such) during the Special Rate Period and any rights of the Corporation to request Holders of such Series of VRDP Shares to agree to an extension of the Special Rate Period prior to the termination thereof and (K) the special provisions, if any, relating to Mandatory Tender Events and Mandatory Tenders with respect to shares of such Series of VRDP Shares during the Special Rate Period (including whether Mandatory Tender Events and Mandatory Tenders shall be applicable during the Special Rate Period), such notice to be accompanied by a VRDP Shares Basic Maintenance Report showing that, as of the third (3rd) Business Day immediately preceding such proposed Special Rate Period, Moody’s Eligible Assets (if Moody’s is then rating such VRDP Shares at the request of the Corporation), Fitch Eligible Assets (if Fitch is then rating such VRDP Shares at the request of the Corporation) and Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating such VRDP Shares at the request of the Corporation) each have an aggregate Discounted Value at least equal to the VRDP Shares Basic Maintenance Amount as of such Business Day (assuming for purposes of the foregoing calculation that (a) the Maximum Rate is the Maximum Rate on such Business Day as if such Business Day were the Rate Determination Date for the proposed Special Rate Period, and (b) the Moody’s Discount Factors applicable to Moody’s Eligible Assets are determined by reference to the first Exposure Period (as defined in the Moody’s Guidelines) longer than the Exposure Period then applicable to the Corporation, as described in the Moody’s Guidelines); or

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(ii)               a notice stating that the Corporation has determined not to exercise its option to designate a Special Rate Period of shares of such Series and that the next succeeding Rate Period of shares of such Series shall be a Minimum Rate Period.

For the avoidance of doubt, none of the special provisions set forth in a Notice of Special Rate Period provided in accordance with subparagraph (i) above shall be deemed to be amendments, alterations or the repeal of the provisions of these Articles Supplementary requiring a vote of the Holders of Shares pursuant to Section 5 hereof.

(e)                Failure to Deliver Notice of Special Rate Period.  If the Corporation fails to deliver either of the notices described in paragraphs (d)(i) or (d)(ii) of this Section 4 (and, in the case of the notice described in paragraph (d)(i) of this Section 4, a VRDP Shares Basic Maintenance Report to the effect set forth in such paragraph (but only if Moody's, Fitch or an Other Rating Agency is then rating the Series in question pursuant to the request of the Corporation)) with respect to any designation of any proposed Special Rate Period to the Remarketing Agent and the Liquidity Provider by 11:00 a.m., New York City time, on the second Business Day immediately preceding the first (1st) day of such proposed Special Rate Period (or by such later time or date, or both, as may be agreed to by the Remarketing Agent and the Liquidity Provider), the Corporation shall be deemed to have delivered a notice to the Remarketing Agent and the Liquidity Provider with respect to such Special Rate Period to the effect set forth in paragraph (d)(ii) of this Section 4. In the event the Corporation delivers to the Remarketing Agent and the Liquidity Provider a notice described in paragraph (d)(i) of this Section 4, it shall file a copy of such notice with the Secretary of the Corporation, and the contents of such notice shall be binding on the Corporation and the Holders and Beneficial Owners of the shares of such Series of VRDP Shares. In the event the Corporation delivers to the Remarketing Agent and the Liquidity Provider a notice described in paragraph (d)(ii) of this Section 4, the Corporation will provide Moody's (if Moody's is then rating the VRDP Shares in question pursuant to the request of the Corporation) and Fitch (if Fitch is then rating the VRDP Shares in question pursuant to the request of the Corporation) and each Other Rating Agency (if any Other Rating Agency is then rating the VRDP Shares in question pursuant to the request of the Corporation) a copy of such notice.

(f)                Termination Date. Notwithstanding the foregoing, no Special Rate Period shall end later than the fifteenth (15th) day prior to the Scheduled Termination Date at which point the Rate Periods shall revert to Minimum Rate Periods.

(g)                Notice to Holders. In the event the Corporation delivers to the Remarketing Agent and the Liquidity Provider a Notice of Special Rate Period, it shall deliver, concurrently with the delivery thereof to the Remarketing Agent and the Liquidity Provider, such Notice of Special Rate Period to the Holders of the shares of the Series of VRDP Shares subject to the Special Rate Period. During the term of the Special Rate Period, the Corporation shall provide a copy of the Notice of Special Rate Period to (i) any Holder or Beneficial Owner of the shares of such Series of VRDP Shares upon request and (ii) any Holder or Beneficial Owner that is a transferee in any transfer of the shares of such Series of VRDP Shares during the Special Rate Period promptly after receiving the notice described below, provided the Corporation has been notified of any such transfer and has been provided with the contact information of such Holder or Beneficial Owner, as applicable.

(h)               Ambiguities. In the event of any conflict between the terms of the Notice of Special Rate Period and the terms of these Articles Supplementary, the terms of the Notice of Special Rate Period shall govern.

(i)                 Amendments. A Notice of Special Rate Period may be amended at any time during the term of the Special Rate Period to which it relates by not less than 30 days’ notice to the Holders, the Liquidity Provider and the Remarketing Agent, provided that any amendment that adversely affects the rights of the Holders during such Special Rate Period shall require the consent of the Holders of at least a majority of the VRDP Shares Outstanding at the time.  For purposes of the foregoing, except as otherwise set forth in a Notice of Special Rate Period, no matter shall be deemed to adversely affect any right, preference or power of the VRDP Shares or the Holders thereof unless such matter (i) alters or abolishes the terms of any preferential rights of such Shares, (ii) creates, alters or abolishes the terms of any right in respect of redemption of such Shares, or (iii) creates or alters (other than to abolish or to comply with applicable law) the terms of any restriction on transfer applicable to such Shares, and provided further that the notice provisions or this paragraph may be waived by Holders, the Liquidity Provider and/or the Remarketing Agent.

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5.                  Voting Rights.

(a)                One Vote Per VRDP Share.  Except as otherwise provided in the Charter or as otherwise required by law, (i) each Holder of shares of a Series of VRDP Shares shall be entitled to one vote for each such share held by such Holder on each matter submitted to a vote of stockholders of the Corporation, and (ii) the holders of outstanding Preferred Shares, including each share of a Series of VRDP Shares, and of Common Shares shall vote together as a single class; provided, however, that the holders of outstanding Preferred Shares, including VRDP Shares, voting together as a class, to the exclusion of the holders of all other securities and classes of stock of the Corporation, shall be entitled to elect two directors of the Corporation at all times, each Preferred Share, including each share of a Series of VRDP Shares, entitling the holder thereof to one vote.  Subject to paragraph (b) of this Section 5, the holders of outstanding Common Shares and Preferred Shares, including VRDP Shares, voting together as a single class, shall elect the balance of the directors.

(b)               Voting for Additional Directors.

(i)                 Voting Period.  During any period in which any one or more of the conditions described in subparagraphs (A) or (B) of this paragraph (b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of directors constituting the Board of Directors shall be automatically increased by the smallest number that, when added to the two directors elected exclusively by the holders of Preferred Shares, including the VRDP Shares, would constitute a majority of the Board of Directors as so increased by such smallest number; and the holders of Preferred Shares, including the VRDP Shares, shall be entitled, voting together as a single class on a one-vote-per-share basis (to the exclusion of the holders of all other securities and classes of stock of the Corporation), to elect such smallest number of additional directors, together with the two directors that such holders are in any event entitled to elect.  A Voting Period shall commence:

(A)              if at the close of business on any Dividend Payment Date accumulated dividends (whether or not earned or declared) on any outstanding Preferred Shares, including the VRDP Shares, equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Tender and Paying Agent for the payment of such accumulated dividends; or
(B)              if at any time holders of Preferred Shares are entitled under the 1940 Act to elect a majority of the directors of the Corporation.

Upon the termination of a Voting Period, the voting rights described in this paragraph (b)(i) shall cease, subject always, however, to the revesting of such voting rights in the holders of Preferred Shares upon the further occurrence of any of the events described in this paragraph (b)(i).

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(ii)               Notice of Special Meeting.  As soon as reasonably practicable after the accrual of any right of the holders of Preferred Shares to elect additional directors as described in paragraph (b)(i) of this Section 5, the Corporation may call a special meeting of such holders, such call to be made by notice as provided in the bylaws of the Corporation, such meeting to be held not less than ten (10) nor more than sixty (60) days after the date of mailing of such notice.  If a special meeting is not called by the Corporation, it may be called by any such holder on like notice.  The record date for determining the holders entitled to notice of and to vote at such special meeting shall be not more than sixty (60) nor less than ten (10) days prior to the date of such special meeting.  At any such special meeting and at each meeting of holders of Preferred Shares held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all other securities and classes of stock of the Corporation), shall be entitled to elect the number of directors prescribed in paragraph (b)(i) of this Section 5 on a one-vote-per-share basis.

(iii)             Terms of Office of Existing Directors.  The terms of office of all persons who are directors of the Corporation at the time of a special meeting of Holders and holders of other Preferred Shares to elect directors shall continue, notwithstanding the election at such meeting by the Holders and such other holders of other Preferred Shares of the number of directors that they are entitled to elect, and the persons so elected by the Holders and such other holders of other Preferred Shares, together with the two incumbent directors elected by the Holders and such other holders of other Preferred Shares and the remaining incumbent directors elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected directors of the Corporation.

(iv)             Terms of Office of Certain Directors to Terminate Upon Termination of Voting Period.  Simultaneously with the termination of a Voting Period, the terms of office of the additional directors elected by the Holders and holders of other Preferred Shares pursuant to paragraph (b)(i) of this Section 5 shall terminate, the remaining directors shall constitute the directors of the Corporation and the voting rights of the Holders and such other holders to elect additional directors pursuant to paragraph (b)(i) of this Section 5 shall cease, subject to the provisions of the last sentence of paragraph (b)(i) of this Section 5.

(c)                Holders of VRDP Shares to Vote on Certain Other Matters.

(i)                 Increases in Capitalization and Certain Amendments.  So long as shares of any Series of VRDP Shares are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least a majority of the VRDP Shares Outstanding at the time, in person or by proxy, either in writing or at a meeting, voting as a separate class: (a) authorize, create or issue any class or series of shares ranking prior to or on a parity with the VRDP Shares with respect to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation, or authorize, create or issue additional shares of any Series of VRDP Shares (except that, notwithstanding the foregoing, but subject to certain Rating Agency approvals, the Board of Directors, without the vote or consent of the Holders, may with the prior written consent of the Liquidity Provider from time to time authorize and create, and the Corporation may from time to time issue additional shares of, any Series of VRDP Shares or classes or series of Preferred Shares ranking on a parity with the VRDP Shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation), or (b) amend, alter or repeal

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the provisions of the Charter, including these Articles Supplementary, whether by merger, consolidation or otherwise, so as to adversely affect any preference, right or power of such VRDP Shares or the Holders thereof set forth in the Charter, including these Articles Supplementary; provided, however, that (i) none of the actions permitted by the exception to clause (a) above will be deemed to affect such preferences, rights or powers, (ii) a division of a VRDP Share will be deemed to affect such preferences, rights or powers only if the terms of such division adversely affect the Holders of the VRDP Shares and (iii) the authorization, creation and issuance of classes or series of shares ranking junior to VRDP Shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation will be deemed to affect such preferences, rights or powers only if such issuance would, at the time thereof, cause the Corporation not to satisfy the Minimum VRDP Shares Asset Coverage or, if Moody’s, Fitch or any Other Rating Agency is then rating shares of a Series of VRDP Shares at the request of the Corporation, the VRDP Shares Basic Maintenance Amount.  For purposes of the foregoing, except as otherwise set forth in these Articles Supplementary, no matter shall be deemed to adversely affect any right, preference or power of a Series of VRDP Shares or the Holders thereof unless such matter (i) alters or abolishes the terms of any preferential rights of such Series, (ii) creates, alters or abolishes the terms of any right in respect of redemption of such Series, or (iii) creates or alters (other than to abolish or to comply with applicable law) the terms of any restriction on transfer applicable to such Series.  So long as any shares of any Series of VRDP Shares are Outstanding, the Corporation will not, without the affirmative vote or consent of the Holders of at least 66 2/3% of the VRDP Shares Outstanding at the time, in person or by proxy, either in writing or at a meeting, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as the Corporation is solvent and does not foresee becoming insolvent.  If any action set forth above would adversely affect the rights of one or more Series (the “Affected Series”) of VRDP Shares in a manner different from any other Series of VRDP Shares, the Corporation will not approve any such action without the affirmative vote or consent of the Holders of at least a majority of the shares of each such Affected Series Outstanding at the time, in person or by proxy, either in writing or at a meeting (each such Affected Series voting as a separate class).

(ii)               1940 Act Matters.  Unless a higher percentage is provided for in the Charter, (A) the affirmative vote of the holders of at least a “majority of the outstanding Preferred Shares,” including VRDP Shares Outstanding at the time, voting as a separate class, shall be required to approve any conversion of the Corporation from a closed-end to an open-end investment company and (B) the affirmative vote of the holders of a “majority of the outstanding Preferred Shares,” including VRDP Shares Outstanding at the time, voting as a separate class, shall be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares.  The affirmative vote of the holders of a “majority of the outstanding Preferred Shares,” including VRDP Shares Outstanding at the time, voting as a separate class, shall be required to approve any action not described in the first sentence of this Section 5(c)(ii) requiring a vote of security holders of the Corporation under Section 13(a) of the 1940 Act.  For purposes of the foregoing, “majority of the outstanding Preferred Shares” means (i) 67% or more of such shares present at a meeting, if the Holders of more than 50% of such shares are present or represented by proxy, or (ii) more than 50% of such shares, whichever is less.  In the event a vote of Holders of VRDP Shares is required pursuant to the provisions of Section 13(a) of the 1940 Act, the Corporation shall, not later than ten (10) Business Days prior to the date on which such vote is to be taken, notify Moody’s (if Moody’s is then rating

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the VRDP Shares at the request of the Corporation), Fitch (if Fitch is then rating the VRDP Shares at the request of the Corporation) and each Other Rating Agency (if any Other Rating Agency is then rating the VRDP Shares at the request of the Corporation) that such vote is to be taken and the nature of the action with respect to which such vote is to be taken.

(iii)             Exclusive Right to Vote on Certain Charter Amendments.  Notwithstanding the foregoing, and except as otherwise required by the 1940 Act, (i) Holders of Outstanding shares of a Series of VRDP Shares will be entitled as a Series, to the exclusion of the holders of all other securities, including other Preferred Shares, Common Shares and other classes of capital stock of the Corporation, to vote on matters affecting shares of such Series of VRDP Shares that do not adversely affect any of the rights of holders of such other securities, including other Preferred Shares, Common Shares and other classes of capital stock, as expressly set forth in the Charter, and (ii) Holders of Outstanding shares of a Series of VRDP Shares will not be entitled to vote on matters affecting any other Preferred Shares that do not adversely affect any of the rights of Holders of such Series of VRDP Shares, as expressly set forth in the Charter.

(d)               Board of Directors May Take Certain Actions Without Stockholder Approval.  The Corporation is not required to maintain any particular preferred stock ratings for a Series of VRDP Shares and the Board of Directors may, subject to this Section 5(d), at any time, terminate the services of a Rating Agency then providing a rating for such Series with or without replacement, in either case, without the approval of Holders of shares of such Series of VRDP Shares or other stockholders of the Corporation.  The Corporation is required to comply with the Rating Agency Provisions of a Rating Agency only if such Rating Agency is then rating a Series of VRDP Shares at the request of the Corporation.

(i)                 Notwithstanding anything herein to the contrary (including without limitation clause (ii) below), the Board of Directors, without the approval of Holders of shares of any Series of VRDP Shares or other stockholders of the Corporation, may terminate the services of any Rating Agency then providing a rating for a Series of VRDP Shares and replace it with another Rating Agency, provided that the Corporation provides seven (7) days’ notice by Electronic Means to Holders prior to terminating the services of a Rating Agency and replacing it with another Rating Agency.  In the event a Rating Agency ceases to furnish a preferred stock rating or the Corporation terminates a Rating Agency with replacement in accordance with this clause (i), the Corporation shall no longer be required to comply with the Rating Agency Provisions of the Rating Agency so terminated and, as applicable, the Corporation shall be required to thereafter comply with the Rating Agency Provisions of each Rating Agency then providing a rating for a Series of VRDP Shares at the request of the Corporation.

(ii)               (A) Notwithstanding anything herein to the contrary (including without limitation clause (i) above), the Board of Directors, without the approval of Holders of shares of any Series of VRDP Shares or other stockholders of the Corporation, may terminate the services of any Rating Agency then providing a rating for a Series of VRDP Shares without replacement, provided that (I) the Corporation has given the Remarketing Agent, the Tender and Paying Agent, and the Liquidity Provider, and Moody’s, Fitch and each Other Rating Agency, as applicable, and Holders of shares of such Series of VRDP Shares at least forty-five (45) calendar days’ advance written notice of such termination of services, (II) the Corporation is in compliance with the Moody’s Provisions, the Fitch Provisions and the Other Rating Agency Provisions, as the case may be, at the time the

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notice required in clause (I) hereof is given and at the time of the termination of services, and (III) shares of such Series of VRDP Shares continue to be rated by at least one NRSRO at and after the time of the termination of services.

~~(B)~~(B) On the date that the notice is given as described in the preceding clause (A) and on the date that the services of Moody’s, Fitch or any Other Rating Agency, as applicable, are terminated, the Corporation shall provide the Tender and Paying Agent and Moody’s, Fitch and each Other Rating Agency, as applicable, with an officers’ certificate as to the compliance with the provisions of the preceding clause (A), and, on such later date and thereafter, the Corporation shall no longer be required to comply with the Rating Agency Provisions of the Rating Agency whose services were terminated.

(iii)             Notwithstanding anything herein to the contrary, but subject to this Section 5(d), the Rating Agency Guidelines, as they may be amended from time to time by the respective Rating Agency, will be reflected in a written document and may be amended by the respective Rating Agency without the vote, consent or approval of the Corporation, the Board of Directors or any holder of Preferred Shares, including any Series of VRDP Shares, or any other stockholder of the Corporation.  The Board of Directors, without the vote or consent of any holder of Preferred Shares, including any Series of VRDP Shares, or any other stockholder of the Corporation, may from time to time take such actions as may be reasonably required in connection with obtaining, maintaining or changing the rating of any Rating Agency that is then rating shares of a Series of VRDP Shares at the request of the Corporation, and any such action will not be deemed to affect the preferences, rights or powers of Preferred Shares, including VRDP Shares, or the Holders thereof, provided that the Board of Directors receives written confirmation from such Rating Agency, as applicable, then rating such shares of a Series of VRDP Shares at the request of the Corporation (with such confirmation in no event being required to be obtained from a particular Rating Agency with respect to definitions or other provisions relevant only to and adopted in connection with another Rating Agency’s rating of any Series of VRDP Shares) that any such action would not adversely affect the rating then assigned by such Rating Agency.

(iv)             Notwithstanding the foregoing, nothing in this Section 5 is intended in any way to limit the ability of (A) the Corporation to make certain adjustments in the VRDP Shares Remarketing Agreement as provided under the definition of “Maximum Rate,” subject to the limitations set forth in such definition, or (B) the Board of Directors to, subject to applicable law, amend or alter any provisions of these Articles Supplementary, without the vote or consent of any holder of Preferred Shares, including any Series of VRDP Shares, or any other stockholder of the Corporation, as otherwise provided in these Articles Supplementary.

(e)                Voting Rights Set Forth Herein are Sole Voting Rights.  Unless otherwise required by law, the Holders of VRDP Shares shall not have any relative rights or preferences or other special rights other than those specifically set forth herein.

(f)                No Preemptive Rights or Cumulative Voting.  The Holders of VRDP Shares shall have no preemptive rights or rights to cumulative voting.

(g)                Voting for Directors Sole Remedy for Corporation’s Failure to Pay Dividends.  In the event that the Corporation fails to pay any dividends on shares of a Series of VRDP Shares, the exclusive

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remedy of the Holders of such Series shall be the right to vote for directors pursuant to the provisions of this Section 5.

(h)               Holders Entitled to Vote.  For purposes of determining any rights of the Holders to vote on any matter, whether such right is created by these Articles Supplementary, by the other provisions of the Charter, by statute or otherwise by applicable law, no Holder shall be entitled to vote any VRDP Shares and no VRDP Shares shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of the VRDP Shares entitled to vote or the VRDP Shares deemed Outstanding for quorum purposes, as the case may be, the requisite Notice of Redemption with respect to such VRDP Shares shall have been provided as set forth in paragraph (c) of Section 10 of Part I of these Articles Supplementary and Deposit Securities in an amount equal to the Redemption Price for the redemption of such VRDP Shares shall have been deposited in trust with the Tender and Paying Agent and segregated on the books and records of the Custodian for that purpose.  VRDP Shares held (legally or beneficially) by the Corporation or any affiliate of the Corporation or otherwise controlled by the Corporation shall not have any voting rights or be deemed to be Outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

(i)                 Grant of Irrevocable Proxy. To the fullest extent permitted by applicable law, each Holder and Beneficial Owner may in its discretion grant an irrevocable proxy.

6.                  Minimum VRDP Shares Asset Coverage.  The Corporation shall maintain, as of the last Business Day of each month in which any VRDP Share is Outstanding, the Minimum VRDP Shares Asset Coverage.

7.                  VRDP Shares Basic Maintenance Amount.

(a)                So long as any VRDP Share is Outstanding, the Corporation shall maintain, on each Valuation Date, and shall verify to its satisfaction that it is maintaining on such Valuation Date, (i) Moody’s Eligible Assets having an aggregate Discounted Value equal to or greater than the VRDP Shares Basic Maintenance Amount (if Moody’s is then rating the VRDP Shares at the request of the Corporation), (ii) Fitch Eligible Assets having an aggregate Discounted Value equal to or greater than the VRDP Shares Basic Maintenance Amount (if Fitch is then rating the VRDP Shares at the request of the Corporation), and (iii) Other Rating Agency Eligible Assets having an aggregate Discounted Value equal to or greater than the VRDP Shares Basic Maintenance Amount (if any Other Rating Agency is then rating the VRDP Shares at the request of the Corporation).

(b)               The Corporation shall deliver to each Rating Agency which is then rating a Series of VRDP Shares at the request of the Corporation and any other party specified in the Rating Agency Guidelines all certificates that are set forth in the respective Rating Agency Guidelines regarding Minimum VRDP Shares Asset Coverage, VRDP Shares Basic Maintenance Amount and/or related calculations at such times and containing such information as set forth in the respective Rating Agency Guidelines (each, a “Rating Agency Certificate”).  A failure by the Corporation to deliver a Rating Agency Certificate with respect to the VRDP Shares Basic Maintenance Amount shall be deemed to be delivery of a Rating Agency Certificate indicating the Discounted Value for all assets of the Corporation is less than the VRDP Shares Basic Maintenance Amount, as of the relevant Valuation Date; provided, however, that the Corporation shall have the ability to cure such failure to deliver a Rating Agency Certificate within one day of receipt of notice from such Rating Agency that, without limiting paragraph (a) above or modifying the VRDP Shares Basic Maintenance Cure Date, the Corporation failed to deliver such Rating Agency Certificate.

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8.                  Restrictions on Dividends and Other Distributions.

(a)                Dividends on Preferred Shares Other Than VRDP Shares.  Except as set forth in the next sentence, no dividends shall be declared or paid or set apart for payment on the shares of any class or Series of stock of the Corporation ranking, as to the payment of dividends, on a parity with the VRDP Shares for any period unless full cumulative dividends have been or contemporaneously are declared and paid on the shares of each Series of VRDP Shares through its most recent Dividend Payment Date.  When dividends are not paid in full upon the shares of each Series of VRDP Shares through its most recent Dividend Payment Date or upon the shares of any other class or series of stock of the Corporation ranking on a parity as to the payment of dividends with the VRDP Shares through their most recent respective dividend payment dates, all dividends declared upon the VRDP Shares and any other such class or series of stock ranking on a parity as to the payment of dividends with the VRDP Shares shall be declared pro rata so that the amount of dividends declared per share on the VRDP Shares and such other class or series of stock shall in all cases bear to each other the same ratio that accumulated dividends per share on the VRDP Shares and such other class or series of stock bear to each other (for purposes of this sentence, the amount of dividends declared per VRDP Share shall be based on the Applicable Rate for such VRDP Share effective during the Dividend Periods during which dividends were not paid in full).

(b)               Dividends and Other Distributions With Respect to Common Shares Under the 1940 Act.  The Board of Directors shall not declare any dividend (except a dividend payable in Common Shares), or declare any other distribution, upon the Common Shares, or purchase Common Shares, unless in every such case the Preferred Shares have, at the time of any such declaration or purchase, an asset coverage (as defined in and determined pursuant to the 1940 Act) of at least 200% (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares or stock of a closed-end investment company as a condition of declaring dividends on its common shares or stock) after deducting the amount of such dividend, distribution or purchase price, as the case may be.

(c)                Other Restrictions on Dividends and Other Distributions.  For so long as any VRDP Share is Outstanding, and except as set forth in paragraph (a) of this Section 8 and paragraph (c) of Section 11 of this Part I, (A) the Corporation shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or in options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to the VRDP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up) in respect of the Common Shares or any other shares of the Corporation ranking junior to or on a parity with the VRDP Shares as to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Corporation ranking junior to the VRDP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), or any such parity shares (except by conversion into or exchange for shares of the Corporation ranking junior to or on a parity with VRDP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), unless (i) full cumulative dividends on shares of each Series of VRDP Shares through its most recently ended Dividend Period shall have been paid or shall have been declared and sufficient funds for the payment thereof deposited with the Tender and Paying Agent and (ii) the Corporation has redeemed the full number of VRDP Shares required to be redeemed by any provision for mandatory redemption pertaining thereto, and (B) the Corporation shall not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or in options, warrants or rights to subscribe for or purchase, Common Shares or other shares, if any, ranking junior to VRDP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up) in respect of Common Shares or any other shares of the Corporation ranking junior to

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VRDP Shares as to the payment of dividends or the distribution of assets upon dissolution, liquidation or winding up, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Corporation ranking junior to VRDP Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up), unless immediately after such transaction the Discounted Value of Moody’s Eligible Assets (if Moody’s is then rating the VRDP Shares at the request of the Corporation), Fitch Eligible Assets (if Fitch is then rating the VRDP Shares at the request of the Corporation) and Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the VRDP Shares at the request of the Corporation) would each at least equal the Basic Maintenance Amount for such Series.

9.                  Rating Agency Restrictions.  For so long as any shares of any Series of VRDP Shares is Outstanding and any Rating Agency is then rating a Series of VRDP Shares at the request of the Corporation, the Corporation will not engage in certain proscribed transactions set forth in the Rating Agency Guidelines, unless it has received written confirmation from each such Rating Agency that proscribes the applicable transaction in its Rating Agency Guidelines that any such action would not impair the rating then assigned by such Rating Agency to a Series of VRDP Shares.

10.              Redemption.

(a)                Optional Redemption.

(i)                 Subject to the provisions of subparagraph (iv) of this paragraph (a), shares of any Series of VRDP Shares may be redeemed, at the option of the Corporation, at any time, as a whole or from time to time in part, out of funds legally available therefor and otherwise in accordance with applicable state law, at a redemption price per share equal to the sum of $100,000 plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to, but not including, the date fixed for redemption; provided, however, that (1) shares of a Series of VRDP Shares may not be redeemed in part if after such partial redemption fewer than fifty (50) shares of such Series would remain Outstanding; (2) shares of a Series of VRDP Shares are not redeemable by the Corporation during the Initial Rate Period; and (3) subject to subparagraph (ii) of this paragraph (a), the Notice of Special Rate Period relating to a Special Rate Period of shares of a Series of VRDP Shares, as delivered to the Remarketing Agent and filed with the Secretary of the Corporation, may provide that shares of such Series shall not be redeemable during the whole or any part of such Special Rate Period or shall be redeemable during the whole or any part of such Special Rate Period only upon payment of such redemption premium or premiums as shall be specified therein (“Special Redemption Provisions”).

(ii)               A Notice of Special Rate Period relating to shares of a Series of VRDP Shares for a Special Rate Period thereof may contain Special Redemption Provisions only if the Corporation’s Board of Directors, after consultation with the Remarketing Agent and the Liquidity Provider, determines that such Special Redemption Provisions are in the best interest of the Corporation.

(iii)             If fewer than all of the Outstanding shares of a Series of VRDP Shares are to be redeemed pursuant to subparagraph (i) of this paragraph (a), the number of shares of such Series to be redeemed shall be selected either pro rata from the Holders of shares of such Series in proportion to the number of shares of such Series held by such Holders or by lot or in such manner as the Corporation’s Board of Directors may determine to be fair and

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equitable.  The Corporation’s Board of Directors will have the full power and authority to prescribe the terms and conditions upon which shares of a Series of VRDP Shares will be redeemed from time to time.

(iv)             The Corporation may not on any date send a Notice of Redemption pursuant to paragraph (c) of this Section 10 in respect of a redemption contemplated to be effected pursuant to this paragraph (a) unless on such date (a) the Corporation has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable redemption date and having a Market Value not less than the amount (including any applicable premium) due to Holders by reason of the redemption of shares of a Series of VRDP Shares on such redemption date and (b) the Discounted Value of Moody’s Eligible Assets (if Moody’s is then rating the shares of a Series of VRDP Shares at the request of the Corporation), the Discounted Value of Fitch Eligible Assets (if Fitch is then rating the shares of a Series of VRDP Shares at the request of the Corporation) and the Discounted Value of Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the shares of a Series of VRDP Shares at the request of the Corporation) each at least equals the VRDP Shares Basic Maintenance Amount, and would at least equal the VRDP Shares Basic Maintenance Amount immediately subsequent to such redemption if such redemption were to occur on such date.  For purposes of determining in clause (b) of the preceding sentence whether the Discounted Value of Moody’s Eligible Assets at least equals the VRDP Shares Basic Maintenance Amount, the Moody’s Discount Factors applicable to Moody’s Eligible Assets shall be determined by reference to the first Exposure Period (as defined in the Moody’s Guidelines) longer than the Exposure Period then applicable to the Corporation, as described in the definition of Moody’s Discount Factor herein.

(b)               Mandatory Redemption.  ~~(i)~~(i) The Corporation shall redeem, out of funds legally available therefor and otherwise in accordance with state law, all Outstanding Series W-7 VRDP Shares on June 1, 2041, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, such date: provided, however, that if such date is not a Business Day, the redemption shall occur on the next succeeding Business Day, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, June 1, 2041.  The Corporation also shall redeem, out of funds legally available therefor and otherwise in accordance with state law, at a redemption price equal to $100,000 per share plus accumulated but unpaid dividends thereon (whether or not earned or declared) to, but excluding, the date fixed by the Board of Directors for redemption, certain of the shares of a Series of VRDP Shares, if the Corporation fails to have either Moody’s Eligible Assets (if Moody’s is then rating the shares of a Series of VRDP Shares at the request of the Corporation) with a Discounted Value, Fitch Eligible Assets (if Fitch is then rating the shares of a Series of VRDP Shares at the request of the Corporation) with a Discounted Value, or Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating the shares of a Series of VRDP Shares at the request of the Corporation) with a Discounted Value greater than or equal to the VRDP Shares Basic Maintenance Amount, or fails to maintain the Minimum VRDP Shares Asset Coverage in accordance with these Articles Supplementary, and such failure is not cured on or before the VRDP Shares Basic Maintenance Cure Date or the Minimum VRDP Shares Asset Coverage Cure Date, as the case may be.  In the event of failure by the Corporation to have Rating Agency Eligible Assets with a Discounted Value greater than or equal to the VRDP Shares Basic Maintenance Amount, if then applicable, the Corporation may seek to cure such failure on or prior to the VRDP Shares Basic Maintenance Cure Date by complying with the requirements of the Rating Agency or Rating Agencies, if any, then rating shares of such Series of VRDP Shares at the request of the Corporation as in effect at the time of such failure.  The number of VRDP Shares to be redeemed shall be equal to the lesser of (A) the minimum number of VRDP Shares, together with all

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other Preferred Shares subject to redemption or retirement, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the applicable Cure Date, would result in the Corporation’s having each of Moody’s Eligible Assets (if Moody’s is then rating shares of a Series of VRDP Shares at the request of the Corporation) with a Discounted Value, Fitch Eligible Assets (if Fitch is then rating shares of a Series of VRDP Shares at the request of the Corporation) with a Discounted Value and Other Rating Agency Eligible Assets (if any Other Rating Agency is then rating shares of a Series of VRDP Shares at the request of the Corporation) with a Discounted Value greater than or equal to the VRDP Shares Basic Maintenance Amount or maintaining the Minimum VRDP Shares Asset Coverage, as the case may be, on the applicable Cure Date (provided, however, that if there is no such minimum number of VRDP Shares and other Preferred Shares the redemption or retirement of which would have such result, all VRDP Shares and Preferred Shares then outstanding shall be redeemed), and (B) the maximum number of VRDP Shares, together with all other Preferred Shares subject to redemption or retirement, that can be redeemed out of funds legally available therefor in accordance with the Charter and applicable law.  In determining the VRDP Shares required to be redeemed in accordance with the foregoing, the Corporation shall allocate the number required to be redeemed to satisfy the VRDP Shares Basic Maintenance Amount or the Minimum VRDP Shares Asset Coverage, as the case may be, pro rata among VRDP Shares and other Preferred Shares (and, then, pro rata among each Series of VRDP Shares) subject to redemption or retirement.  The Corporation shall effect such redemption on the date fixed by the Corporation therefor, which date shall not be earlier than ten (10) days nor later than sixty (60) days after the applicable Cure Date, except that if the Corporation does not have funds legally available for the redemption of all of the required number of VRDP Shares and other Preferred Shares which are subject to redemption or retirement or the Corporation otherwise is unable as a result of applicable law to effect such redemption on or prior to sixty (60) days after the applicable Cure Date, the Corporation shall redeem those VRDP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption.  Except in the case of a Failed Remarketing Condition-Purchased VRDP Shares Redemption, as described below, if fewer than all of the Outstanding shares of a Series of VRDP Shares are to be redeemed pursuant to this paragraph (b), the number of shares of a Series of VRDP Shares to be redeemed shall be redeemed pro rata, by lot or other fair method as determined by the Corporation’s Board of Directors from the Holders of VRDP Shares in proportion to the number of shares of such Series of VRDP Shares held by such Holders.

(ii)               (A) In accordance with these Articles Supplementary and if then required pursuant to the Fee Agreement, if the Liquidity Provider acquires any VRDP Shares pursuant to the Purchase Obligation, including without limitation, pursuant to Section 2.02(r) of the VRDP Shares Purchase Agreement, and continues to be the beneficial owner for federal income tax purposes of such Purchased VRDP Shares for a continuous period of six (6) months during which such Purchased VRDP Shares are tendered for Remarketing on each Business Day in accordance with the Related Documents but cannot be successfully remarketed (i.e., a Failed Remarketing Condition-Purchased VRDP Shares shall have occurred and be continuing for such period of time with respect to such Purchased VRDP Shares), the Corporation shall effect a Failed Remarketing Condition-Purchased VRDP Shares Redemption out of funds legally available for the redemption of the Purchased VRDP Shares that are subject to the Failed Remarketing Condition-Purchased VRDP Shares Redemption and in accordance with any other applicable law restrictions that apply to redemptions of stock; provided, that, as of the date of redemption: (i) to the extent any VRDP Shares are Outstanding and held by Persons other than the Liquidity Provider, the Purchase Obligation of the Liquidity Provider whose VRDP Shares are subject to the Failed Remarketing Condition-Purchased VRDP Shares Redemption remains in effect to the extent required by, and in accordance with, the VRDP Shares Purchase Agreement to which such Liquidity Provider is a party, and (ii) to the extent (a) any VRDP Shares are Outstanding and held by Persons other than the Liquidity Provider

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and (b) the Purchase Obligation of the Liquidity Provider whose VRDP Shares are subject to the Failed Remarketing Condition-Purchased VRDP Shares Redemption remains in effect to the extent required by, and in accordance with, the VRDP Shares Purchase Agreement to which such Liquidity Provider is a party, the Liquidity Provider whose VRDP Shares are subject to the Failed Remarketing Condition-Purchased VRDP Shares Redemption shall have made written affirmation to the Corporation not later than the Business Day immediately preceding the Redemption Date to the effect that the Liquidity Provider is in compliance with the Purchase Obligation in accordance with its terms.  Notwithstanding the foregoing proviso, any failure or delay by the Liquidity Provider whose VRDP Shares are subject to the Failed Remarketing Condition-Purchased VRDP Shares Redemption to deliver the affirmation referred to in the foregoing proviso shall not relieve the Corporation of its obligation to effectuate a Failed Remarketing Condition-Purchased VRDP Shares Redemption and shall only result in a delay by the Corporation to effectuate a Failed Remarketing Condition-Purchased VRDP Shares Redemption until one (1) Business Day following the date that such Liquidity Provider delivers such affirmation or such affirmation is no longer required.  The six-month holding period for Purchased VRDP Shares acquired and continuously held as a result of a continuing Failed Remarketing Condition-Purchased VRDP Shares shall be determined by the Corporation on a first-in, first-out basis.  The Corporation shall effect a Failed Remarketing Condition-Purchased VRDP Shares Redemption on the Redemption Date fixed by the Corporation therefor, which date shall not be later than three (3) Business Days after the expiration of the six month period, except that if the Corporation does not have legally available funds for the redemption of all of the required number of Purchased VRDP Shares which are subject to the Failed Remarketing Condition-Purchased VRDP Shares Redemption or the Corporation otherwise is unable as a result of applicable law restrictions that apply to redemptions of stock to effect such redemption on or prior to three (3) Business Days after the expiration of the six-month period, the Corporation shall redeem those Purchased VRDP Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption out of legally available funds and in accordance with applicable law restrictions that apply to redemptions of stock.

~~(B)~~(B) Upon the occurrence and continuance of a Failed Remarketing Condition-Purchased VRDP Shares with respect to any VRDP Shares (including any deemed occurrence thereof pursuant to Section 2.02(r) of the VRDP Shares Purchase Agreement), by the fifth (5th) Business Day following delivery of notice thereof from the Liquidity Provider in accordance with Section 7.08(c) of the Fee Agreement, the Corporation shall cause the Custodian to segregate, by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Corporation (a “Liquidity Account”) Liquidity Account Investments with a Market Value equal to at least 110% of the Liquidation Preference of such Purchased VRDP Shares.  If, while the Failed Remarketing Condition-Purchased VRDP Shares with respect to such Purchased VRDP Shares is continuing, the aggregate Market Value of the Liquidity Account Investments included in the Liquidity Account for such Purchased VRDP Shares as of the close of business on any Business Day is less than 110% of the Liquidation Preference of such Purchased VRDP Shares, then the Corporation shall cause the Custodian and the Investment Adviser to take all such necessary action, including segregating additional assets of the Corporation as Liquidity Account Investments, so that the aggregate Market Value of the Liquidity Account Investments included in the Liquidity Account for such Purchased VRDP Shares is at least equal to 110% of the Liquidation Preference of such Purchased VRDP Shares not later than the close of business on the next succeeding Business Day.  With respect to assets of the Corporation segregated as Liquidity Account Investments, the Investment Adviser, on behalf of the Corporation, shall be entitled to instruct the Custodian with a copy to the Liquidity Provider on any date to release any Liquidity Account Investments with respect to any Purchased VRDP Shares from such segregation and to substitute therefor other Liquidity Account Investments, so long as (x) the assets of the Corporation segregated as Liquidity Account Investments with respect to such Purchased VRDP Shares at the close of business on such date have a Market Value equal to 110% of the Liquidation Preference of such Purchased VRDP Shares and (y) the assets of the Corporation designated and segregated as Deposit Securities at the close of business on such date have a Market Value equal to the Liquidity Requirement (if any) determined in accordance with paragraph (C) below with respect to such Purchased VRDP Shares for such date.  The Corporation shall cause the Custodian not to permit any lien, security interest or encumbrance to be created or permitted to exist on or in respect of any Liquidity Account Investments included in the Liquidity Account for any Purchased VRDP Shares, other than liens, security interests or encumbrances arising by operation of law and any lien of the Custodian with respect to the payment of its fees or repayment for its advances.  Notwithstanding anything expressed or implied herein to the contrary, the assets of the Liquidity Account shall continue to be assets of the Corporation subject to the interests of all creditors and stockholders of the Corporation.

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~~(C)~~(C) Subject to notice having been received as referred to in paragraph (B) above, the Market Value of the Deposit Securities held in the Liquidity Account for any Purchased VRDP Shares, from and after the day (or if such day is not a Business Day, the next succeeding Business Day) preceding the expiration of the six-month period for the Failed Remarketing Condition-Purchased VRDP Shares applicable to such Purchased VRDP Shares (which, for the avoidance of doubt, may result in multiple six month periods, each in respect of a Failed Remarketing Condition-Purchased VRDP Shares in respect of applicable Purchased VRDP Shares) specified in the table set forth below, shall not be less than the percentage of the Liquidation Preference for such Purchased VRDP Shares set forth below opposite such day (the “Liquidity Requirement”), but in all cases subject to the cure provisions of paragraph (D) below:

Number of Days* Preceding the Six Month Anniversary of Liquidity Provider’s Purchase	Value of Deposit Securities as Percentage of Liquidation Preference
135	20%
105	40%
75	60%
45	80%
15	100%

_____________

*          Or if such day is not a Business Day, the next succeeding Business Day

~~(D)~~(D) If the aggregate Market Value of the Deposit Securities included in the Liquidity Account for any Purchased VRDP Shares as of the close of business on any Business Day is less than the Liquidity Requirement in respect of such Purchased VRDP Shares for such Business Day, then the Corporation shall cause the segregation of additional or substitute Deposit Securities in respect of the Liquidity Account for such Purchased VRDP Shares, so that the aggregate Market Value of the Deposit Securities included in the Liquidity Account for such Purchased VRDP Shares is at least equal to the Liquidity Requirement for such Purchased VRDP Shares not later than the close of business on the next succeeding Business Day.

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~~(E)~~(E) The Deposit Securities included in the Liquidity Account for any Purchased VRDP Shares may be applied by the Corporation, in its discretion, towards payment of the Redemption Price for such Purchased VRDP Shares.  Upon the earlier to occur of (x) the successful remarketing of the Purchased VRDP Shares or (y) the deposit by the Corporation with the Tender and Paying Agent with arrangements satisfactory to the Liquidity Provider of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of such Purchased VRDP Shares on the Redemption Date for such Purchased VRDP Shares, the requirement of the Corporation to maintain a Liquidity Account for such Purchased VRDP Shares as contemplated by this Section 10(b)(ii) shall lapse and be of no further force and effect.

~~(F)~~(F) The provisions of paragraphs (A) through (E) of this Section 10(b)(ii) may be amended by the Board of Directors, by resolution duly adopted, without stockholder approval in order to conform to the terms of a Fee Agreement or as otherwise necessary or desirable in the judgment of the Board of Directors, provided that the Board of Directors receives the prior written consent of the  Liquidity Provider and written confirmation from each Rating Agency, as applicable, then rating shares of a Series of VRDP Shares at the request of the Corporation that any such amendments would not adversely affect the rating then assigned by such Rating Agency to such Series of VRDP Shares.

(iii)             At least six (6) months prior to the scheduled mandatory Redemption Date of June 1, 2041 specified in Section 10(b)(i) above, if any Series W-7 VRDP Shares then remain Outstanding, the Corporation shall cause the Custodian to segregate in a Liquidity Account (but without duplication of any Liquidity Account then in effect pursuant to Section 10(b)(ii) above), by means of appropriate identification on its books and records or otherwise in accordance with the Custodian’s normal procedures, from the other assets of the Corporation, Liquidity Account Investments with a Market Value equal to at least 110% of the Liquidation Preference of the then Outstanding Series W-7 VRDP Shares.  The Corporation shall maintain such Liquidity Account in accordance with Section 10(b)(ii)(B), (C) and (D) above and comply with the requirements set forth therein with respect to Liquidity Account Investments and the Liquidity Requirement; provided, that for purposes of this Section 10(b)(iii) all references therein to Purchased VRDP Shares shall be deemed to be to all Outstanding Series W-7 VRDP Shares, all references therein to the Failed Remarketing Condition-Purchased VRDP Shares or the related six-month period shall be deemed to be to the six-month period preceding the scheduled mandatory Redemption Date of June 1, 2041, and the references to notice by the Liquidity Provider shall not be applicable.  The Deposit Securities included in the Liquidity Account for the Outstanding Series W-7 VRDP Shares may be applied by the Corporation, in its discretion, towards payment of the Redemption Price for the Outstanding Series W-7 VRDP Shares.  Upon the deposit by the Corporation with the Tender and Paying Agent with arrangements satisfactory to the Liquidity Provider of Deposit Securities having an initial combined Market Value sufficient to effect the redemption of the Outstanding Series W-7 VRDP Shares on June 1, 2041 Redemption Date for the Outstanding Series W-7 VRDP Shares, the requirement of the Corporation to maintain a Liquidity Account for the Outstanding Series W-7 VRDP Shares as contemplated by this Section 10(b)(iii) shall lapse and be of no further force and effect.

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(c)                Notice of Redemption.  If the Corporation shall determine or be required to redeem, in whole or in part, shares of a Series of VRDP Shares pursuant to paragraph (a) or (b)(i) of this Section 10, the Corporation will send a notice of redemption (the “Notice of Redemption”), by Electronic Means (or by first-class mail, postage prepaid, in the case where the shares of such Series of VRDP Shares are in physical form outside the book-entry system of the Securities Depository), to Holders thereof and the Liquidity Provider or, in the case of a redemption pursuant to paragraph (b)(ii) of this Section 10, only to the Liquidity Provider, or request the Tender and Paying Agent, on behalf of the Corporation to promptly do so by Electronic Means (or by first-class mail, postage prepaid, in the case where the shares of such Series of VRDP Shares are in physical form outside the book-entry system of the Securities Depository) so long as the Notice of Redemption is furnished by the Corporation to the Tender and Paying Agent in electronic format at least five (5) Business Days prior to the date a Notice of Redemption is required to be delivered to the Holders, unless a shorter period of time shall be acceptable to the Tender and Paying Agent.  A Notice of Redemption shall be sent to Holders not less than ten (10) days prior to the date fixed for redemption in such Notice of Redemption (the “Redemption Date”).  Each such Notice of Redemption shall state: (i) the Redemption Date; (ii) the number of shares of such Series of VRDP Shares to be redeemed and the Series thereof; (iii) the CUSIP number for the VRDP Shares of such Series; (iv) the Redemption Price; (v) the place or places where the certificate(s), if any, for such shares (properly endorsed or assigned for transfer, if the Board of Directors requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (vi) that dividends on the shares of such Series of VRDP Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (vii) the provisions of these Articles Supplementary under which such redemption is made.  If fewer than all shares of a Series of VRDP Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of shares of such Series of VRDP Shares to be redeemed from such Holder.  The Corporation may provide in any Notice of Redemption relating to a redemption contemplated to be effected pursuant to these Articles Supplementary that such redemption is subject to one or more conditions precedent and that the Corporation shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption.  No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(d)               No Redemption Under Certain Circumstances.  Notwithstanding the provisions of paragraphs (a) or (b) of this Section 10, if any dividends on shares of a Series of VRDP Shares (whether or not earned or declared) are in arrears, no shares of such Series shall be redeemed unless all Outstanding shares of such Series are simultaneously redeemed, and the Corporation shall not otherwise purchase or acquire any shares of such Series; provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding shares of a Series of VRDP Shares pursuant to the successful completion of an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding shares of such Series of VRDP Shares.

(e)                Absence of Funds Available for Redemption.  To the extent that any redemption for which a Notice of Redemption has been provided is not made by reason of the absence of legally available funds therefor in accordance with the Charter and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available.  A failure to redeem shares of a Series of VRDP Shares shall be deemed to exist at any time after the date specified for redemption in a Notice of Redemption when the Corporation shall have failed, for any reason whatsoever, to deposit in trust with the Tender and Paying Agent the Redemption Price with respect to any shares for which such Notice of Redemption has been sent; provided, however, that the foregoing shall not apply in the case of the Corporation’s failure to deposit in trust with the Tender and Paying Agent the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption, provided that such redemption was subject to one or more conditions precedent, and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption.

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31468128.1

Notwithstanding the fact that the Corporation may not have redeemed shares of a Series of VRDP Shares for which a Notice of Redemption has been provided, dividends may be declared and paid on shares of a Series of VRDP Shares and shall include those shares of such Series of VRDP Shares for which a Notice of Redemption has been provided.

(f)                Tender and Paying Agent as Trustee of Redemption Payments by Corporation.  All moneys paid to the Tender and Paying Agent for payment of the Redemption Price of shares of a Series of VRDP Shares called for redemption shall be held in trust by the Tender and Paying Agent for the benefit of Holders of shares so to be redeemed.

(g)                Shares for Which Notice of Redemption Has Been Given Are No Longer Outstanding.  Provided a Notice of Redemption has been provided pursuant to paragraph (c) of this Section 10, the Corporation shall irrevocably (except to the extent set forth below in this paragraph (g)) deposit with the Tender and Paying Agent, no later than 12:00 noon, New York City time, on a Business Day not less than ten (10) Business Days preceding the redemption date specified in such notice, Deposit Securities in an aggregate amount equal to the Redemption Price to be paid on the Redemption Date in respect of any shares of a Series of VRDP Shares that are subject to such notice.  Provided a Notice of Redemption has been provided pursuant to paragraph (c) of this Section 10, upon the deposit with the Tender and Paying Agent of Deposit Securities in an amount sufficient to redeem the shares of a Series of VRDP Shares that are the subject of such notice, dividends on such shares of a Series of VRDP Shares shall cease to accumulate and such shares of a Series of VRDP Shares shall no longer be deemed to be Outstanding, except as noted below with respect to the VRDP Shares Purchase Agreement, for any purpose, and all rights of the Holders of the shares of a Series of VRDP Shares so called for redemption shall cease and terminate, except the right of such Holders to receive the Redemption Price, but without any interest or other additional amount, except as provided in paragraph (e)(i) of Section 2 of this Part I and in Section 3 of Part I of these Articles Supplementary.  Upon surrender in accordance with the Notice of Redemption of the certificates for any shares of a Series of VRDP Shares so redeemed (properly endorsed or assigned for transfer, if the Board of Directors shall so require and the Notice of Redemption shall so state), the Redemption Price shall be paid by the Tender and Paying Agent to the Holders of shares of a Series of VRDP Shares subject to redemption.  In the case that fewer than all of the shares represented by any such certificate are redeemed, a new certificate shall be issued, representing the unredeemed shares, without cost to the Holder thereof.  The Corporation shall be entitled to receive from the Tender and Paying Agent, promptly after the date fixed for redemption, any cash or other Deposit Securities deposited with the Tender and Paying Agent in excess of (i) the aggregate Redemption Price of the shares of a Series of VRDP Shares called for redemption on such date and (ii) all other amounts to which Holders of shares of a Series of VRDP Shares called for redemption may be entitled.  Any funds so deposited that are unclaimed at the end of ninety (90) days from such redemption date shall, to the extent permitted by law, be repaid to the Corporation, after which time the Holders of shares of a Series of VRDP Shares so called for redemption may look only to the Corporation for payment of the Redemption Price and all other amounts to which they may be entitled.  The Corporation shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the funds so deposited.  Notwithstanding the foregoing, shares of a Series of VRDP Shares will be deemed to be Outstanding for purposes of the VRDP Shares Purchase Agreement until redeemed by the Corporation.

(h)               Compliance With Applicable Law.  In effecting any redemption pursuant to this Section 10, the Corporation shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable Maryland or other state law, but shall effect no redemption except in accordance with the 1940 Act and any applicable Maryland or other state law.

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31468128.1

(i)                 Only Whole Shares of a Series of VRDP Shares May Be Redeemed.  In the case of any redemption pursuant to this Section 10, only whole shares of a Series of VRDP Shares shall be redeemed, and in the event that any provision of the Charter would require redemption of a fractional share, the Remarketing Agent shall be authorized to round up so that only whole shares are redeemed.

(j)                 Modification of Redemption Procedures.  Notwithstanding the foregoing provisions of this Section 10, the Corporation may, in its sole discretion, modify the procedures set forth above with respect to notification of redemption of VRDP Shares, provided that such modification does not materially and adversely affect the Holders of VRDP Shares or cause the Corporation to violate any law, rule or regulation, or to in any way alter the obligations of the Tender and Paying Agent without its prior written consent.  Furthermore, if in the sole discretion of the Board of Directors, after consultation with counsel, modification of the foregoing redemption provisions (x) are permissible under the rules and regulations or interpretations of the SEC and under other applicable law and (y) would not cause a material risk as to the treatment of the VRDP Shares as equity for U.S. federal income tax purposes, the Board of Directors, without stockholder approval, by resolution and with the prior written consent of the Liquidity Provider may modify such redemption procedures.

11.              Liquidation Rights.

(a)                Ranking.  The shares of a Series of VRDP Shares shall rank on a parity with each other, with shares of any other Series of VRDP Shares and with shares of any other Series of Preferred Shares as to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation.

(b)               Distributions Upon Liquidation.  Upon the dissolution, liquidation or winding up of the affairs of the Corporation, whether voluntary or involuntary, the Holders of VRDP Shares then Outstanding shall be entitled to receive and to be paid out of the assets of the Corporation available for distribution to its stockholders and otherwise in accordance with applicable state law, before any payment or distribution shall be made on the Common Shares or on any other class of shares of the Corporation ranking junior to the VRDP Shares upon dissolution, liquidation or winding up, an amount equal to the Liquidation Preference with respect to such shares plus an amount equal to all dividends thereon (whether or not earned or declared) accumulated but unpaid to (but not including) the date of final distribution in same day funds, together with any payments required to be made pursuant to Section 3 of Part I of these Articles Supplementary in connection with the liquidation of the Corporation.  After the payment to the Holders of VRDP Shares of the full preferential amounts provided for in this paragraph (b), the Holders of VRDP Shares as such shall have no right or claim to any of the remaining assets of the Corporation.

(c)                Pro Rata Distributions.  In the event the assets of the Corporation available for distribution to the Holders of VRDP Shares upon any dissolution, liquidation or winding up of the affairs of the Corporation, whether voluntary or involuntary, shall be insufficient to pay in full all amounts to which such Holders are entitled pursuant to paragraph (b) of this Section 11, no such distribution shall be made on account of any shares of any other class or Series of Preferred Shares ranking on a parity with the VRDP Shares with respect to the distribution of assets upon such dissolution, liquidation or winding up unless proportionate distributive amounts shall be paid on account of the VRDP Shares, ratably, in proportion to the full distributable amounts for which holders of all such parity shares are respectively entitled upon such dissolution, liquidation or winding up.

(d)               Rights of Junior Shares.  Subject to the rights of the holders of shares of any series or class or classes of shares ranking on a parity with the VRDP Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation, after payment shall have been made in full to the Holders of VRDP Shares as provided in paragraph (b) of this Section 11, but not prior thereto, any other series or class or classes of shares ranking junior to the VRDP Shares with

47

31468128.1

respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation shall, subject to the respective terms and provisions (if any) applying thereto, be entitled to receive any and all assets remaining to be paid or distributed, and the Holders of VRDP Shares shall not be entitled to share therein.

(e)                Certain Events Not Constituting Liquidation.  Neither the sale of all or substantially all the property or business of the Corporation, nor the merger, consolidation or reorganization of the Corporation into or with any business or statutory trust, corporation or other entity nor the merger, consolidation or reorganization of any business or statutory trust, corporation or other entity into or with the Corporation shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purposes of this Section 11.

12.              Purchase Obligation.  As long as shares of any Series of VRDP Shares are Outstanding, the Corporation shall maintain a VRDP Shares Purchase Agreement providing for a Purchase Obligation with a Liquidity Provider with short-term debt ratings in one of the two highest ratings categories from the Requisite NRSROs on an ongoing basis to the extent that the Corporation can do so on a commercially reasonable basis as determined in the sole discretion of the Board of Directors.  If the Corporation maintains a VRDP Shares Purchase Agreement providing a Purchase Obligation, the provisions herein relating to the Liquidity Provider shall be operative and the following shall apply:

(a)                The Corporation shall notify, or cause the Tender and Paying Agent to notify, Holders by Electronic Means, or by first-class mail, postage prepaid, in the case in which shares of a Series of VRDP Shares are in physical form outside the book-entry system of the Securities Depository, (A) in the event of a Mandatory Tender Event or Mandatory Purchase Event, (B) upon at least seven (7) days’ prior notice in the event that there is a substitute Liquidity Provider (including, but not limited to, as to the Liquidity Provider, its consolidation, amalgamation with, or merger with or into, another entity, or the transfer of all or substantially all of the Liquidity Provider’s assets to another entity), or (C) any downgrade in the rating of the Series of VRDP Shares or the Liquidity Provider by an NRSRO then rating shares of such Series of VRDP Shares at the request of the Corporation or Liquidity Provider.

(b)               In the event of a Failed Remarketing Condition, the Corporation will require in the Tender and Paying Agent Agreement that the Tender and Paying Agent will notify the Corporation and Holders by telephone or Electronic Means (or by first-class-mail, postage prepaid, in the case in which shares of a Series of VRDP Shares are in physical form outside the book-entry system of the Securities Depository) of such Failed Remarketing Condition.

(c)                Each share of a Series of VRDP Shares shall be subject to tender to the Tender and Paying Agent for Remarketing on the related Purchase Date or, in the event (i) no Remarketing occurs or (ii) pursuant to an attempted Remarketing shares remain unsold and the Remarketing Agent does not purchase for its own account the unsold shares of a Series of VRDP Shares tendered to the Tender and Paying Agent for Remarketing (provided that the Remarketing Agent may seek to sell such shares of a Series of VRDP Shares in a subsequent Remarketing prior to the Purchase Date) to the Liquidity Provider for purchase on such Purchase Date pursuant to a Notice of Purchase.  If there is no Tender and Paying Agent or the Tender and Paying Agent does not perform such obligation pursuant to the VRDP Shares Purchase Agreement, Beneficial Owners and their Agent Members shall have the right to tender their shares of a Series of VRDP Shares directly to the Liquidity Provider pursuant to a Final Notice of Purchase.  In the event there is no Tender and Paying Agent or for any reason the Tender and Paying Agent does not perform its obligations under the VRDP Shares Purchase Agreement, the Corporation (i) upon becoming aware thereof, shall promptly notify the Liquidity Provider, the Remarketing Agent and Holders by Electronic Means of such event, and (ii) so long as such event is continuing, shall use its best efforts to direct the Remarketing Agent to forward, concurrently with the delivery thereof to the Liquidity

47

31468128.1

Provider or as promptly as practicable thereafter, any Remarketing Notice to each Beneficial Owner or Holder tendering shares of the Series of VRDP Shares that are the subject of such notice.

(d)               The Corporation will require in the Tender and Paying Agent Agreement that, pursuant to a Tender, shares of a Series of VRDP Shares that are not sold in a Remarketing will be tendered by the Tender and Paying Agent to the Liquidity Provider for payment of the Purchase Price on the Purchase Date pursuant to the VRDP Shares Purchase Agreement.

(e)                Except as set forth in Section 10(b) of Part I of these Articles Supplementary in connection with a mandatory redemption of shares of a Series of VRDP Shares, the Corporation shall have no obligation to purchase shares of a Series of VRDP Shares acquired by the Liquidity Provider pursuant to the VRDP Shares Purchase Agreement or otherwise.

(f)                Shares of a Series of VRDP Shares are subject to Mandatory Purchase by the Liquidity Provider upon the occurrence of a Mandatory Purchase Event.  So long as shares of such Series of VRDP Shares are in book-entry form and held through the Securities Depository, any Mandatory Purchase will be effected automatically through the book-entry system of the Securities Depository, without any action required on the part of the Holders or Beneficial Owners.  Promptly following the occurrence of a Mandatory Purchase Event, and in any event within three (3) Business Days thereafter, the Corporation, or the Tender and Paying Agent at the direction of the Corporation (provided, that the Tender and Paying Agent may require up to two (2) Business Days prior notification by Electronic Means by the Corporation), shall provide a Mandatory Purchase Notice by Electronic Means to Holders and the Liquidity Provider, specifying a Mandatory Purchase Date for all Outstanding shares of such Series of VRDP Shares.  The Mandatory Purchase Date shall not be later than seven (7) days following the date a Mandatory Purchase Notice is sent to Holders by Electronic Means, and in any event shall be not later than the Business Day immediately preceding the termination of the VRDP Shares Purchase Agreement.  Any notice given in respect of a Mandatory Purchase under these Articles Supplementary shall be conclusively presumed to have been duly given, whether or not the Holders receive such notice.  Upon the occurrence of a Mandatory Purchase Event, all Outstanding shares of a Series of VRDP Shares automatically shall be subject to Mandatory Purchase by the Liquidity Provider at the Purchase Price on the Mandatory Purchase Date, including any shares of such Series of VRDP Shares tendered pursuant to an Optional Tender or Mandatory Tender for which the Purchase Date has not yet occurred.

(g)                In the event shares of a Series of VRDP Shares are issued in certificated form outside the book-entry system of the Securities Depository and a Holder fails to deliver such shares of such Series of VRDP Shares to which a Mandatory Purchase relates, on or prior to the Mandatory Purchase Date, the Holder of shares of such Series of VRDP Shares shall not be entitled to any payment (including any accumulated but unpaid dividends thereon, whether or not earned or declared) other than the Purchase Price of such undelivered VRDP Shares as of the scheduled Purchase Date.  Any such undelivered shares of a Series of VRDP Shares will be deemed to be delivered to the Tender and Paying Agent, and the Tender and Paying Agent will place stop-transfer orders against the undelivered shares of such Series of VRDP Shares.  Any moneys held by the Tender and Paying Agent for the purchase of undelivered shares of such Series of VRDP Shares shall be held in a separate account, shall not be invested, and shall be held for the exclusive benefit of the Holder of such undelivered shares of such Series of VRDP Shares.  The undelivered shares of a Series of VRDP Shares shall be deemed to be no longer Outstanding (except as to entitlement to payment of the Purchase Price), and the Corporation will issue to the purchaser replacement share certificates for such shares in lieu of such undelivered shares of such Series of VRDP Shares.

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(h)               The Corporation shall use best efforts to engage at all times a Tender and Paying Agent to perform the duties specified in these Articles Supplementary, the Tender and Paying Agent Agreement and the VRDP Shares Purchase Agreement with respect to the Tender and Paying Agent.

The provisions of paragraphs (a) through (g) of this Section 12 may be amended by the Board of Directors, by resolution duly adopted, without stockholder approval in order to conform to a VRDP Shares Purchase Agreement providing a Purchase Obligation.

13.              Miscellaneous.

(a)                Amendment of or Supplements to these Articles Supplementary.  Subject to the provisions of Section 9 of Part I of these Articles Supplementary, the Board of Directors may, by resolution duly adopted, without stockholder approval (except as otherwise provided by these Articles Supplementary or required by applicable law), amend or supplement these Articles Supplementary to (1) reflect any amendments or supplements hereto which the Board of Directors is entitled to adopt pursuant to the terms of these Articles Supplementary without stockholder approval or (2) designate additional Series of VRDP Shares (and terms relating thereto).  Each such additional Series shall be governed by the terms of these Articles Supplementary as so amended or supplemented.

(b)               No Fractional Shares.  No fractional shares of a Series of VRDP Shares shall be issued.

(c)                Status of VRDP Shares Redeemed, Exchanged or Otherwise Acquired by the Corporation.  Shares of a Series of VRDP shares which are redeemed, exchanged or otherwise acquired by the Corporation shall return to the status of authorized and unissued Preferred Shares without designation as to series, provided, however, that any shares of a Series of VRDP Shares which are provisionally delivered by the Corporation to or for the account of an agent of the Corporation or to or for the account of a purchaser of the shares of the Series of VRDP Shares, but for which final payment is not received by the Corporation, shall return to the status of authorized and unissued shares of such Series of VRDP Shares.

(d)               Purchase Obligation Part of the VRDP Shares.  Each Holder and Beneficial Owner, by virtue of acquiring shares of a Series of VRDP Shares, is deemed to have agreed to treat the Purchase Obligation as part of the VRDP Shares rather than as a separate property right.

(e)                Treatment of VRDP Shares as Equity.  Each Holder and Beneficial Owner, by virtue of acquiring shares of a Series of VRDP Shares, is deemed to have agreed to treat the VRDP Shares as equity in the Corporation for U.S. federal income tax purposes.

(f)                Board of Directors May Resolve Ambiguities.  To the extent permitted by applicable law, the Board of Directors may interpret or adjust the provisions of these Articles Supplementary to resolve any inconsistency or ambiguity or to remedy any formal defect, and may amend these Articles Supplementary with respect to VRDP Shares prior to the issuance of such VRDP Shares.

(g)                Headings Not Determinative.  The headings contained in these Articles Supplementary are for convenience of reference only and shall not affect the meaning or interpretation of these Articles Supplementary.

(h)               Notices.  All notices or communications, unless otherwise specified in the Bylaws of the Corporation or these Articles Supplementary, shall be sufficiently given if in writing and delivered in person, by Electronic Means or mailed by first-class mail, postage prepaid.

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PART II

1.                  Remarketing Procedures.

(a)                Pursuant to an Optional Tender, Beneficial Owners may elect to tender their VRDP Shares (in denominations equal to the Liquidation Preference) for purchase at the Purchase Price on the Purchase Date designated in a Notice of Tender (or, if such day is not a Business Day, on the next succeeding Business Day) by a proper delivery of a Notice of Tender to the Tender and Paying Agent.  Each Notice of Tender shall be irrevocable (except as described below) and effective upon receipt by the Tender and Paying Agent and shall:

(i)                 be delivered by a Beneficial Owner, directly or through its Agent Member, by email transmission (or if email transmission shall be unavailable, by facsimile transmission), to the Tender and Paying Agent not later than 2:00 p.m., New York City time, on any Business Day;

(ii)               state the series and the aggregate number of VRDP Shares to be purchased, the CUSIP number of the Series of VRDP Shares to be purchased, and the Purchase Date and be in substantially the form of and contain such other information specified in an exhibit to the VRDP Shares Purchase Agreement; and

(iii)             state that the tendering Beneficial Owner acknowledges that such Beneficial Owner is required to deliver the VRDP Shares that are the subject of a Notice of Tender (that has not been duly revoked as provided below) on or before 2:00 p.m., New York City time, on the Purchase Date.

(b)               Upon receipt of a Notice of Tender, the Tender and Paying Agent shall provide a copy of such notice to the Liquidity Provider and the Remarketing Agent (with a copy to the Corporation) as promptly as practicable by Electronic Means, but no later than 4:00 p.m., New York City time, on the date of receipt or deemed receipt.

(c)                Any Notice of Tender delivered to the Tender and Paying Agent by a Beneficial Owner or its Agent Member after 2:00 p.m., New York City time, shall be deemed to have been received by the Tender and Paying Agent on the next succeeding Business Day, and the Purchase Date shall be adjusted such that the Purchase Date shall be the Business Day next succeeding the date specified as the Purchase Date in the Notice of Tender.

(d)               The determination of the Tender and Paying Agent as to whether a Notice of Tender has been properly delivered pursuant to the foregoing paragraph (a) shall be conclusive and binding upon the Beneficial Owner and its Agent Member.

(e)                (i) Shares of a Series of VRDP Shares are subject to Mandatory Tender upon the occurrence of a Mandatory Tender Event.

(ii)               So long as the shares of a Series of VRDP Shares are in book-entry form and held through the Securities Depository, any Mandatory Tender will be effected automatically through the book-entry system of the Securities Depository, without any action required on the part of the Holders or Beneficial Owners.  Promptly following the occurrence of a Mandatory Tender Event, and in any event within three (3) Business Days thereafter, the Corporation, or the Tender and Paying Agent at the direction of the Corporation (provided, that the Tender and Paying Agent may require up to two (2) Business Days

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prior notification by Electronic Means by the Corporation), shall provide a Mandatory Tender Notice by Electronic Means to Holders, the Remarketing Agent and the Liquidity Provider, specifying a Purchase Date for all Outstanding shares of such Series of VRDP Shares.  Any notice given in respect of a Mandatory Tender under these Articles Supplementary will be conclusively presumed to have been duly given, whether or not the Holders receive such notice.

(iii)             Upon the occurrence of a Mandatory Tender Event, all Outstanding shares of a Series of VRDP Shares automatically shall be subject to Mandatory Tender and delivered to the Tender and Paying Agent for purchase on the designated Purchase Date by purchasers in the Remarketing in the event of a successful Remarketing or otherwise by the Liquidity Provider, including any shares of such Series of VRDP Shares previously tendered pursuant to an Optional Tender for which the Purchase Date has not yet occurred.  In the event that shares of a Series of VRDP Shares are issued in certificated form outside the book-entry system of the Securities Depository and a Holder of shares of such Series of VRDP Shares fails to deliver such shares to which a Mandatory Tender relates on or prior to the Purchase Date, the Holder of shares of such Series of VRDP Shares shall not be entitled to any payment (including any accumulated but unpaid dividends thereon, whether or not earned or declared) other than the Purchase Price of such undelivered shares of such Series of VRDP Shares as of the scheduled Purchase Date.  Any such undelivered shares of such Series of VRDP Shares will be deemed to be delivered to the Tender and Paying Agent, and the Tender and Paying Agent will place stop-transfer orders against the undelivered shares of such Series of VRDP Shares.  Any moneys held by the Tender and Paying Agent for the purchase of undelivered shares of a Series of VRDP Shares will be held in a separate account by the Tender and Paying Agent, will not be invested, and will be held for the exclusive benefit of the Holder of such undelivered shares of such Series of VRDP Shares.  The undelivered shares of a Series of VRDP Shares will be deemed to be no longer Outstanding (except as to entitlement to payment of the Purchase Price), and the Corporation will issue to the purchaser replacement share certificates in lieu of such undelivered shares of such Series of VRDP Shares.

(f)                A Beneficial Owner or its Agent Member that delivered a Notice of Tender in connection with an Optional Tender may deliver in writing by email transmission (or if email transmission shall be unavailable, by facsimile transmission) to the Tender and Paying Agent, not later than 10:00 a.m., New York City time, on or prior to the Business Day immediately preceding the Purchase Date, a notice to the effect that such Beneficial Owner wishes to revoke its election to tender some or all of the shares of a Series of VRDP Shares that were specified in such Notice of Tender to be purchased (a “Notice of Revocation”).  Any Notice of Revocation delivered to the Tender and Paying Agent shall be promptly delivered by Electronic Means by the Tender and Paying Agent to the Liquidity Provider and the Remarketing Agent (with a copy to the Corporation) by 12:00 noon, New York City time, on the Business Day immediately preceding the relevant Purchase Date.  The Remarketing Agent (following receipt of such Notice of Revocation) shall notify the Tender and Paying Agent and the Liquidity Provider of the number of shares of such Series of VRDP Shares specified in such Notice of Revocation that are subject to an agreement of sale pursuant to a Remarketing by Electronic Means not later than 2:00 p.m., New York City time, on the Business Day immediately preceding the Purchase Date.  The Tender and Paying Agent shall contact the Remarketing Agent by Electronic Means by 1:45 p.m., New York City time, if such notification has not been received by such time.  The Tender and Paying Agent shall deliver such notification to the Beneficial Owner or its Agent Member promptly following receipt from the Remarketing Agent, and in any event by 4:00 p.m., New York City time, on the Business Day immediately preceding the Purchase Date.  Any such Notice of Revocation shall be effective (without further action on the part of the Beneficial Owner or its Agent Member) as a revocation of the Optional

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Tender of the number of shares of such Series of VRDP Shares specified therein as being sought to be revoked, but (except as set forth below) only if and to the extent that the Remarketing Agent has not entered into an agreement to sell shares of such Series of VRDP Shares.  A Notice of Revocation shall be effective as to the number of shares of a Series of VRDP Shares specified therein as having been revoked less the number of shares of such Series of VRDP Shares in respect of which the Remarketing Agent has so notified the Tender and Paying Agent and the Liquidity Provider that it has entered into an agreement of sale.  Notwithstanding the foregoing, (x) tendered shares of a Series of VRDP Shares, if any, that remain unsold and in respect of which the Remarketing Agent has not entered into an agreement of sale at or after the time of receipt by the Remarketing Agent of a Notice of Revocation may, at the discretion of the Remarketing Agent, be allocated by the Remarketing Agent to such Notice of Revocation and (y) tendered shares of a Series of VRDP Shares, if any, that remain unsold on the related Purchase Date shall be allocated by the Remarketing Agent to each Notice of Revocation received in respect of shares of such Series of VRDP Shares tendered for purchase on such Purchase Date and not already satisfied in the chronological order in which each such Notice of Revocation was received by the Tender and Paying Agent, and each such Notice of Revocation shall be effective only to the extent of such allocation and availability of unsold shares of such Series of VRDP Shares.

(g)                In connection with any Special Rate Period designated pursuant to Section 4 of Part I of these Articles Supplementary, the Board of Directors, without the vote or consent of any Holder of any shares of any Series of VRDP Shares but with the prior written consent of the Liquidity Provider, in the Notice of Special Rate Period relating to a Series of the VRDP Shares, as delivered to the Remarketing Agent and the Liquidity Provider, may provide for optional tender provisions relating solely to such Special Rate Period (“Special Optional Tender Provisions”) whereby the minimum number of days’ notice required for an Optional Tender may exceed seven (7) days as specified in the Special Optional Tender Provisions for such Special Rate Period.  The designation of the Special Rate Period will be a Mandatory Tender Event in accordance with the definition thereof.

(h)               The Corporation shall use its best efforts to engage at all times a Remarketing Agent that is a nationally recognized securities dealer with experience in remarketing variable-rate securities to use its best efforts to find purchasers for all shares of a Series of VRDP Shares properly tendered pursuant to a Tender.

2.                  Remarketing Schedule.

(a)                In connection with any attempted Remarketing, all tendered shares of a Series of VRDP Shares shall be remarketed at the Purchase Price of such shares.  The calculation of the Purchase Price of the shares of such Series of VRDP Shares that are remarketed or purchased by the Liquidity Provider shall be made by the Remarketing Agent in advance of such Remarketing or purchase and, together with the details of the aggregate number and Purchase Price of remarketed shares of such Series of VRDP Shares and the aggregate number and Purchase Price of shares of such Series of VRDP Shares to be purchased by the Liquidity Provider pursuant to the Purchase Obligation, shall be communicated by the Remarketing Agent to the Corporation, the Liquidity Provider and the Tender and Paying Agent by Electronic Means by 2:00 p.m., New York City time, on the Business Day immediately preceding the Purchase Date, as described below.  The proceeds of any sale of any remarketed shares of a Series of VRDP Shares by the Remarketing Agent relating to tendered shares of such Series of VRDP Shares shall be used by the Tender and Paying Agent for the purchase of the tendered shares of such Series of VRDP Shares at the Purchase Price, and the terms of the sale will provide for the wire transfer of such Purchase Price by the Remarketing Agent to be received by the Tender and Paying Agent no later than 11:00 a.m., New York City time, on the related Purchase Date for payment to the Agent Member of the Beneficial Owner, in the case of an Optional Tender, or Holder, in the case of a Mandatory Tender, tendering shares of such Series of VRDP Shares for sale through the Securities Depository in immediately available funds

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against delivery of the tendered shares of such Series of VRDP Shares to the Tender and Paying Agent through the Securities Depository, the delivery of such VRDP Shares to the Tender and Paying Agent through the Securities Depository no later than 2:00 p.m., New York City time, on the related Purchase Date and the re-delivery of such shares of such Series of VRDP Shares by means of “FREE” delivery through the Securities Depository to the Remarketing Agent for delivery to the purchaser’s Agent Member through the Securities Depository by 3:00 p.m., New York City time, on the related Purchase Date.

(b)               By 2:00 p.m., New York City time, on the Business Day immediately preceding each Purchase Date, the Remarketing Agent shall deliver a notice, in the form attached as Annex I to the Remarketing Agreement, to the Tender and Paying Agent and the Liquidity Provider (and, at the direction of the Corporation, concurrently therewith or as promptly as practicable thereafter, to each Beneficial Owner or Holder tendering VRDP Shares that are the subject of such notice) (a “Remarketing Notice”), by Electronic Means, that sets forth the number of shares of the Series of VRDP Shares, if any, that it successfully remarketed for purchase on such Purchase Date and the aggregate Purchase Price of such sold shares of the Series of VRDP Shares and the number of shares of such Series of VRDP Shares, if any, not successfully remarketed for purchase on such Purchase Date and the aggregate Purchase Price of such unsold shares of the Series of VRDP Shares to be paid by the Liquidity Provider.  If the Remarketing Notice states that the Remarketing Agent has not successfully remarketed all of the shares of the Series of VRDP Shares to be purchased on such Purchase Date, the Tender and Paying Agent shall promptly, and in any event not later than 4:00 p.m., New York City time, on such Business Day, deliver by Electronic Means to the Liquidity Provider (with a copy to the Corporation) a Preliminary Notice of Purchase that, subject to delivery of the Final Notice of Purchase on the Purchase Date described below, provides for the purchase by the Liquidity Provider of the number of such shares of the Series of VRDP Shares that the Remarketing Agent stated in the Remarketing Notice as not having been successfully remarketed, including the aggregate Purchase Price of such shares of the Series of VRDP Shares, as calculated by the Remarketing Agent.  If the Remarketing Notice states that the Remarketing Agent has not successfully remarketed all of the shares of the Series of VRDP Shares to be purchased on such Purchase Date (or if proceeds from a Remarketing for any tendered shares of the Series of VRDP Shares have not been received for any reason by the Tender and Paying Agent by 11:00 a.m., New York City time, on the Purchase Date), the Tender and Paying Agent shall deliver by Electronic Means to the Liquidity Provider (with a copy to the Corporation) by 12:00 noon, New York City time, on such Purchase Date a Final Notice of Purchase that states the number of shares of the Series of VRDP Shares required to be purchased by the Liquidity Provider.  For purposes of the Final Notice of Purchase, any tendered shares of the Series of VRDP Shares for which proceeds from a Remarketing have not been received for any reason by the Tender and Paying Agent by 11:00 a.m., New York City time, on the Purchase Date (other than shares of a Series of VRDP Shares owned by the Liquidity Provider and tendered for Remarketing), shall be treated as not having been successfully remarketed and shall be required to be purchased by the Liquidity Provider.  Except for manifest error, the payment obligation of the Liquidity Provider shall equal the Purchase Price of the shares of the Series of VRDP Shares stated in the Final Notice of Purchase delivered to the Liquidity Provider as being required to be purchased by the Liquidity Provider.

(c)                The Liquidity Provider shall, no later than 2:00 p.m., New York City time, on a Purchase Date for any shares of a Series of VRDP Shares, wire transfer the aggregate Purchase Price of all shares of such Series of VRDP Shares in respect of which Final Notices of Purchase have been delivered to it for purchase of shares of such Series of VRDP Shares on such date, as follows: (i) in the case of a Final Notice of Purchase delivered by the Tender and Paying Agent, by wire transfer, in immediately available funds, to the account of the Tender and Paying Agent specified by the Tender and Paying Agent in any such Final Notice of Purchase; and (ii) in the event there is no Tender and Paying Agent or for any reason the Tender and Paying Agent does not perform its obligations under the VRDP Shares Purchase

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Agreement and the Liquidity Provider has received a Remarketing Notice that such shares of such Series of VRDP Shares have not been the subject of an agreement of sale in a Remarketing and has received written notice from the Corporation that there is no Tender and Paying Agent or that the Tender and Paying Agent does not intend to perform its obligations under the VRDP Shares Purchase Agreement, in the case of a Final Notice of Purchase delivered by a Beneficial Owner or its Agent Member, in the case of an Optional Tender, or by a Holder, in the case of a Mandatory Tender, by payment against delivery of the shares of such Series of VRDP Shares that are the subject of any such Final Notice of Purchase, through means of the Securities Depository in the case of shares of such Series of VRDP Shares in the form of global securities.

(d)               Upon receipt by the Tender and Paying Agent from the Beneficial Owner or its Agent Member, in the case of an Optional Tender, or by the Holder, in the case of a Mandatory Tender, of tendered shares of a Series of VRDP Shares and the payment by the Tender and Paying Agent to such Beneficial Owner or its Agent Member, or such Holder as the case may be, of the Purchase Price therefor on the applicable Purchase Date, the Tender and Paying Agent shall deliver to the Liquidity Provider, by means of “FREE” delivery through the system of the Securities Depository, shares of such Series of VRDP Shares in satisfaction of the Liquidity Provider’s Purchase Obligation on such Purchase Date.  Any funds paid by the Liquidity Provider and held in the account of the Tender and Paying Agent for the payment of the Purchase Price shall be held in trust (i) in the case of an Optional Tender, on the Purchase Date, for the benefit of the tendering Beneficial Owners or their Agent Members until the shares of the Series of VRDP Shares are delivered by the tendering Beneficial Owners or their Agent Members and, after the Purchase Date, for the benefit of the Liquidity Provider, for payment of the Purchase Price upon delivery of the shares of such Series of VRDP Shares or, with respect to shares of such Series of VRDP Shares that are not delivered, for return to the Liquidity Provider upon its request and (ii) in the case of a Mandatory Tender, for the benefit of the tendering Holders until delivery of the shares of such Series of VRDP Shares by the tendering Holders against payment therefor.  Any funds paid by the Remarketing Agent and held in an account of the Tender and Paying Agent for the payment of the Purchase Price in connection with a Remarketing shall be held in trust (i) in the case of an Optional Tender, on the Purchase Date, for the benefit of the tendering Beneficial Owners or their Agent Members until the shares of the Series of VRDP Shares are delivered by the tendering Beneficial Owners or their Agent Members and, after the Purchase Date, for the benefit of the Remarketing Agent on account of purchasers purchasing in a Remarketing or for the Remarketing Agent’s account to the extent it has advanced the Purchase Price of any shares of such Series of VRDP Shares on behalf of one or more purchasers, as applicable, for payment of the Purchase Price upon delivery of the shares of such Series of VRDP Shares or, with respect to shares of such Series of VRDP Shares that are not delivered, for return to the Remarketing Agent on account of purchasers purchasing in a Remarketing or for the Remarketing Agent’s account to the extent it has advanced the Purchase Price of any shares of such Series of VRDP Shares on behalf of one or more purchasers, as applicable, upon the Remarketing Agent’s request and (ii) in the case of a Mandatory Tender, for the benefit of the tendering Holders until delivery of the shares of the Series of VRDP Shares by the tendering Holders against payment therefor.  Upon receipt of the shares of a Series of VRDP Shares from the tendering Beneficial Owners or their Agent Members, in the case of an Optional Tender, or from the tendering Holders, in the case of a Mandatory Tender, by the Tender and Paying Agent, the Tender and Paying Agent shall pay, subject to receipt of the Purchase Price by the Tender and Paying Agent in the form of remarketing proceeds from the Remarketing Agent, with respect to the shares of such Series of VRDP Shares remarketed by the Remarketing Agent, or in the form of payment pursuant to the VRDP Shares Purchase Agreement from the Liquidity Provider, with respect to the shares of such Series of VRDP Shares subject to purchase pursuant to the Purchase Obligation, the Purchase Price for shares of such Series of VRDP Shares to such tendering Beneficial Owner, Agent Member or Holder, as the case may be.  In accordance with and subject to the foregoing, the Tender and Paying Agent shall effect any such payment on the applicable Purchase Date.

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(e)                Except as otherwise expressly provided for herein, the purchase and delivery of tendered shares of a Series of VRDP Shares in the form of global securities and their Remarketing will be accomplished in accordance with the applicable procedures of the Securities Depository.

(f)                In connection with the allocation of shares of a Series of VRDP Shares tendered for Remarketing by the Liquidity Provider and any other Holder or Beneficial Owner of shares of such Series of VRDP Shares in any Remarketing, the Remarketing Agent shall allocate those shares of such Series of VRDP Shares previously acquired by the Liquidity Provider pursuant to its Purchase Obligation first to any purchasers in a Remarketing (such allocation coming first from those shares of such Series of VRDP Shares acquired earliest by the Liquidity Provider).

(g)                The Remarketing Agent and the Tender and Paying Agent each shall use commercially reasonable efforts to meet the timing requirements set forth above.  Subject to the VRDP Shares Remarketing Agreement, the Remarketing Agent may, in its sole discretion, modify the settlement procedures set forth above with respect to any Remarketing upon ten (10) days’ prior written notice to the Corporation, the Liquidity Provider and the Tender and Paying Agent, provided any such modification does not adversely affect the Holders, the Beneficial Owners, the Tender and Paying Agent, the Liquidity Provider or the Corporation.  The Remarketing Agent may sell shares of a Series of VRDP Shares for its own account outside of a Remarketing at a price other than the Purchase Price.

(h)               At any time that no Purchase Obligation is in effect (or with respect to a Remarketing of shares of a Series of VRDP Shares held by the Liquidity Provider as to which any theneffective Purchase Obligation by a successor liquidity provider is inapplicable), any shares of a Series of VRDP Shares unsold in a Remarketing will be returned to the relevant tendering Beneficial Owners or their Agent Members, or the relevant tendering Holders, as the case may be, by the Tender and Paying Agent. For purposes of the parenthetical in the preceding sentence, the Purchase Obligation of a successor liquidity provider shall be treated as inapplicable to shares of a Series of VRDP Shares held by the Liquidity Provider unless and until either the Corporation or the Liquidity Provider shall have given the Tender and Paying Agent written notice that such Purchase Obligation is so applicable.

3.                  Determination of Applicable Rate.

(a)                The Applicable Rate shall be determined by the Remarketing Agent on and as of each Rate Determination Date as the lowest rate under then-existing market conditions that in the Remarketing Agent’s sole judgment would result in the shares of the Series of VRDP Shares on the first (1st) day of the Subsequent Rate Period next succeeding the Rate Determination Date having a market value equal to the Liquidation Preference thereof (plus accumulated but unpaid dividends thereon, whether or not earned or declared).  Such determination shall be conclusive and binding upon the interested parties.  The Applicable Rate shall not be more than the Maximum Rate.

(b)               The Remarketing Agent shall establish the Applicable Rate by 5:00 p.m., New York City time, on each Rate Determination Date to the nearest one-thousandth (0.001) of one percent per annum for the Subsequent Rate Period.  The Applicable Rate shall be in effect from and including the first (1st) day following such Rate Determination Date to and including the following Rate Determination Date.  The Remarketing Agent shall make the Applicable Rate available after 5:00 p.m., New York City time on the Rate Determination Date by Electronic Means to the Corporation, the Tender and Paying Agent and the Liquidity Provider and post the Applicable Rate on Bloomberg on such Rate Determination Date.

(c)                In the event that the Remarketing Agent establishes the Maximum Rate as the Applicable Rate for a Subsequent Rate Period, the Remarketing Agent shall notify the Corporation and the Tender and Paying Agent of the Maximum Rate by e-mail transmission or facsimile transmission after 5:00 P.M.,

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New York City time, on each Rate Determination Date.  The Corporation will require in the Tender and Paying Agent Agreement that the Tender and Paying Agent will notify the Liquidity Provider and the Holders of VRDP Shares by first-class mail, postage prepaid (in the case of physical shares), or by Electronic Means (in the case of VRDP Shares in the form of global securities) that the Applicable Rate for the Subsequent Rate Period is the Maximum Rate.

(d)               In the event the Remarketing Agent does not or is unable to determine the Applicable Rate, or if there is no Remarketing Agent, the Applicable Rate shall be the Maximum Rate.

(e)                In the event of a Failed Remarketing Condition, the Applicable Rate as of the close of business on the day the Failed Remarketing Condition first occurs will be adjusted to the Maximum Rate (with the Applicable Spread subject to adjustment as set forth in the definition of Applicable Spread) and the Maximum Rate will continue to be the Applicable Rate (i) until the first (1st) day of the next succeeding Subsequent Rate Period after a Failed Remarketing Condition no longer exists in the case of a Minimum Rate Period or a Special Rate Period of twenty-eight (28) Rate Period Days or fewer, and (ii) until the first (1st) day of the next succeeding Dividend Period after the Failed Remarketing Condition no longer exists in the case of a Special Rate Period of greater than twenty-eight (28) Rate Period Days.

4.                  Failed Remarketing Condition.  In the event of a Failed Remarketing Condition, pursuant to the Tender and Paying Agent Agreement, the Tender and Paying Agent shall promptly provide notice of a Failed Remarketing Condition, but in any event within two (2) Business Days of receipt by the Tender and Paying Agent of notice from the Corporation of the occurrence of such Failed Remarketing Condition, by Electronic Means (or by first-class mail, postage prepaid, in the case where VRDP Shares are in physical form outside the book-entry system of the Securities Depository) to the Holders (with a copy to the Corporation).

5.                  Purchase of VRDP Shares by Remarketing Agent.  The Remarketing Agent in its sole discretion may purchase for its own account shares of a Series of VRDP Shares in a Remarketing; however, the Remarketing Agent shall not be obligated to purchase any shares of a Series of VRDP Shares that would otherwise remain unsold in a Remarketing.  None of the Corporation, the Tender and Paying Agent or any Remarketing Agent shall be obligated in any case to provide funds to make payment to a Beneficial Owner or its Agent Member or a Holder upon such Beneficial Owner’s or Holder’s tender of its shares of a Series of VRDP Shares in a Remarketing unless, in each case, such shares of such Series of VRDP Shares were acquired for the account of the Corporation, the Tender and Paying Agent or the Remarketing Agent, as applicable.

6.                  Notification of Allocations.  Whenever the Corporation intends to include any net capital gains or ordinary income taxable for regular federal income tax purposes in any dividend on shares of a Series of VRDP Shares, the Corporation shall notify the Remarketing Agent and Tender and Paying Agent of the amount to be so included (i) not later than fourteen (14) calendar days preceding the first Rate Determination Date on which the Applicable Rate for such dividend is to be established, and (ii) for any successive Rate Determination Date on which the Applicable Rate for such dividend is to be established, not later than the close of business on the immediately preceding Rate Determination Date.  Whenever such advance notice is received from the Corporation, the Tender and Paying Agent will notify each Holder and the Remarketing Agent will promptly notify each potential Beneficial Owner or its Agent Member.  With respect to a Rate Period for which such advance notice was given and whose dividends are comprised partly of such ordinary income or capital gains and partly of exempt interest income, the different types of income will be paid in the same relative proportions for each day during the Rate Period.  The Corporation may also include such ordinary income or capital gains in a dividend on shares of a Series of VRDP Shares without giving advance notice thereof if it increases the dividends by an additional amount calculated as if such income was a Taxable Allocation and the additional amount was a

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Gross-up Payment, provided the Corporation will notify the Tender and Paying Agent of the additional amounts to be included in such dividend at least five (5) Business Days prior to the applicable Dividend Payment Date.

7.                  Transfers.

(a)                Unless otherwise permitted by the Corporation, a Beneficial Owner or Holder may sell, transfer or otherwise dispose of shares of a Series of VRDP Shares only in whole shares and only pursuant to a Remarketing in accordance with the Remarketing Procedures set forth in Part II of these Articles Supplementary, provided, however, that (a) a sale, transfer or other disposition of shares of a Series of VRDP Shares from a Beneficial Owner who holds shares through an Agent Member to another Beneficial Owner who holds shares through the same Agent Member shall be permitted, and (b) in the case of all transfers other than pursuant to Remarketings, the Agent Member (or other Person, if permitted by the Corporation) to whom such transfer is made shall advise the Remarketing Agent.  The Corporation has not registered the shares of any Series of VRDP Shares under the Securities Act.  Accordingly, the shares of each Series of VRDP Shares are subject to restrictions on transferability and resale and may only be purchased by and sold to “qualified institutional buyers” (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision or any exemption from registration available and otherwise in accordance with the legend set forth on the face of the share certificate for the share of a Series of VRDP Shares.

(b)               The Investment Adviser, affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act) (other than the Corporation, in the case of a purchase of shares of a Series of VRDP Shares which are to be cancelled within ten (10) days of purchase by the Corporation), and Persons over which the Investment Adviser, or affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act), exercise discretionary investment or voting authority (other than the Corporation, in the case of a purchase of shares of a Series of VRDP Shares which are to be cancelled within ten (10) days of purchase by the Corporation), are not permitted to purchase shares of a Series of VRDP Shares without the prior written consent of the Liquidity Provider, and any such purchases shall be void ab initio; provided, that without regard to the preceding requirements, purchases of shares of a Series of VRDP Shares may be made by broker-dealers that are affiliated persons of the Investment Adviser in riskless principal transactions with respect to such purchases of shares of a Series of VRDP Shares.

(c)                If at any time the Corporation is not furnishing information to the SEC pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for resales and transfers under Rule 144A, the Corporation shall furnish, or cause to be furnished, to Holders of shares of a Series of VRDP Shares and prospective purchasers of shares of a Series of VRDP Shares, upon request, information with respect to the Corporation satisfying the requirements of subsection (d)(4) of Rule 144A.

8.                  Global Certificate.

Prior to the commencement of a Voting Period, (i) all of the shares of a Series of VRDP Shares Outstanding from time to time shall be represented by one or more global certificates registered in the name of the Securities Depository or its nominee and countersigned by the Tender and Paying Agent and (ii) no registration of transfer of shares of a Series of VRDP Shares shall be made on the books of the Corporation to any Person other than the Securities Depository or its nominee.  The foregoing restriction on registration of transfer shall be conspicuously noted on the face or back of the certificates of VRDP Shares in such a manner as to comply with the requirements of Section 2-211 of the Maryland General Corporation Law and Section 8-204 of the Uniform Commercial Code as in effect in the State of Maryland, or any successor provisions.

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THIRD: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the Board of Directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

FOURTH: The authorized stock of the Corporation has not been increased by these Articles of Amendment.

FIFTH: These Articles of Amendment shall be effective as of June 19, 2019.

SIXTH: As amended hereby, the charter of the Corporation shall remain in full force and effect.

SEVENTH: The undersigned acknowledges these Articles of Amendment to be the act of the Corporation and, as to all matter or facts required to be verified under oath, the undersigned acknowledges that to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties of perjury.

[Remainder of the Page Intentionally Blank]

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IN WITNESS WHEREOF, these Articles of Amendment are hereby executed in the name of the Corporation on June 17, 2019.

ATTEST:                                                                     BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

By: /s/ Janey Ahn                                                        By: /s/ Jonathan Diorio                                    (SEAL)

Name:  Janey Ahn                                                       Name: Jonathan Diorio

Title:    Secretary                                                          Title: Vice President